Registration Nos. 33-74092
                                                                       811-8288

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]
                          Pre-Effective Amendment No.
                          Post-Effective Amendment No. 7                   [X]
                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 7                            [X]

               GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT E
                           (Exact Name of Registrant)

                      CONSECO VARIABLE INSURANCE COMPANY
                               (Name of Depositor)

                          11825 N. Pennsylvania Street
                              Carmel, Indiana 46032-4572
              (Address of Depositor's Principal Executive Offices)

                                 (317) 817-3700
               (Depositor's Telephone Number, including Area Code)

                              Michael A. Colliflower
                    Great American Reserve Insurance Company
                          11825 N. Pennsylvania Street
                              Carmel, Indiana 46032-4572
                     (Name and Address of Agent for Service)


It is  proposed  that this filing will  become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]  on (date) pursuant to paragraph (b) of Rule 485
[X]  60 days after filing pursuant to  paragraph (a) (1) of Rule 485
[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Registered:
     Individual and Group Deferred Annuity Contracts and Certificates




                       CONSECO VARIABLE ANNUITY ACCOUNT E

                                    FORM N-4

                              CROSS REFERENCE SHEET
                             Pursuant to Rule 495(a)
                        Under The Securities Act of 1933


Form N-4
Item No.                                    PART A - Prospectus Caption
- --------                                             ------------------
 1.    Cover Page...................................       Cover Page

 2.    Definitions..................................       Definitions

 3.    Synopsis or Highlights.......................       Summary

 4.    Condensed Financial Information..............       Condensed Financial Information

 5.    General Description of Registrant,...........       Conseco Variable, The Variable Account, and
       Depositor and Portfolio Companies                   Investment Options

 6.    Deductions and Expense.......................       Charges and Deductions

 7.    General Description of Variable..............       The Contracts
       Annuity Contracts

 8.    Annuity Period ..............................       Annuity Phase
                                                           Settlement Provisions

 9.    Death Benefit................................       Death Benefit on or
                                                           After Maturity Date

10.    Purchase and Contract Values.................       Conseco Variable, The Variable
                                                           Account, and Investment Options;
                                                           Accumulation Provisions

11.    Redemptions..................................       The Contracts
                                                           Section B. Settlement Provisions

12.    Taxes........................................       Federal Tax Status

13.    Legal Proceedings............................       Legal Proceedings

14.    Table of Contents of the Statement...........       Table of Contents of the Statement
       of Additional Information                           of Additional Information

Form N-4
Item No.
- --------

                                                  PART B - Statement of Additional Information
                                                           -----------------------------------
15.    Cover Page...................................       Statement of Additional Information
                                                           Cover Page

16.    Table of Contents............................       Table of Contents

17.    General Information and History..............       General Information and History

18.    Services.....................................       Not Applicable

19.    Purchase of Securities.......................       Not Applicable
       Being Offered

20.    Underwriters.................................       Distribution

21.    Calculation of Performance Data..............       Calculation of Yield Quotations, Calculation of
                                                           Total Return Quotations, and Other Performance Data

22.    Annuity Payments.............................          Annuity Provisions

23.    Financial Statements.........................       Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this registration statement.

                                      PART A

                       CONSECO VARIABLE ANNUITY ACCOUNT E
          (formerly Great American Reserve Variable Annuity Account E)
             INDIVIDUAL & GROUP VARIABLE DEFERRED ANNUITY CONTRACTS
                                   offered by
                       CONSECO VARIABLE INSURANCE COMPANY
               (formerly Great American Reserve Insurance Company)

                             Administrative Office:
                          11815 N. Pennsylvania Street
                                Carmel, IN 46032
                                  (317)817-3700

This prospectus describes the individual and group flexible purchase payment variable deferred annuity contracts (Contracts) issued by Conseco Variable Insurance Company (Conseco Variable). The Contracts are designed for use in retirement planning.

You can invest your Purchase Payments in one of the Variable Account Investment Options listed below. Depending on market conditions, you can make or lose money in any of these Variable Account Investment Options. You can also invest in the Fixed Account of Conseco Variable.

CONSECO SERIES TRUST
o Balanced Portfolio
o Common Stock Portfolio
o Fixed Income Portfolio
o Government Securities Portfolio
o Money Market Portfolio

THE ALGER AMERICAN FUND
o Alger American Growth Portfolio
o Alger American Leveraged AllCap Portfolio
o Alger American MidCap Growth Portfolio
o Alger American Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o VP Income & Growth
o VP International
o VP Value

BERGER INSTITUTIONAL PRODUCTS TRUST
o Berger IPT - 100 Fund
o Berger IPT - Growth and Income Fund
o Berger IPT - Small Company Growth Fund
o Berger/BIAM IPT - International Fund

THE DREYFUS SOCIALLY RESPONSIBLE
GROWTH FUND, INC.

DREYFUS STOCK INDEX FUND

DREYFUS VARIABLE INVESTMENT FUND
o Disciplined Stock Portfolio
o International Value Portfolio

FEDERATED INSURANCE SERIES
o Federated High Income Bond Fund II
o Federated International Equity Fund II
o Federated Utility Fund II

INVESCO VARIABLE INVESTMENT FUNDS, INC.
o INVESCO VIF-High Yield Portfolio
o INVESCO VIF-Industrial Income Portfolio

JANUS ASPEN SERIES
o Aggressive Growth Portfolio
o Growth Portfolio
o Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
o Lazard Retirement Equity Portfolio
o Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
o Growth and Income Portfolio

MITCHELL HUTCHINS SERIES TRUST
o Growth and Income Portfolio

NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
o Limited Maturity Bond Portfolio
o Partners Portfolio

STRONG OPPORTUNITY FUND II, INC.
o Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.
o Growth Fund II

VAN ECK WORLDWIDE INSURANCE TRUST
o Worldwide Bond Fund
o Worldwide Emerging Markets Fund
o Worldwide Hard Assets Fund
o Worldwide Real Estate Fund

Please read this prospectus carefully before investing and keep it on file for future reference. It contains important information about the individual and group fixed and variable annuity contracts issued by Conseco Variable.

To learn more about the Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 1999. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this Prospectus. The SEC has a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page __ of this prospectus. For a free copy of the SAI, call us or write to us at the address or telephone number given above.

The Contracts:

*  are not bank deposits
*  are not federally insured
*  are not endorsed by any bank or government agency
*  are not guaranteed and may be subject to loss of principal

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

May 1, 1999

                               Table of Contents

                                                                            Page

DEFINITIONS.............................
SUMMARY.................................
FEE TABLE...............................
CONSECO VARIABLE, THE VARIABLE ACCOUNT
 INVESTMENT OPTIONS.....................
   Conseco Variable.....................
   The Variable Account.................
   Investment Options...................
      Voting Rights.....................
THE CONTRACTS...........................
ACCUMULATION PROVISIONS.................
   Purchase Payments....................
   Allocation of Purchase Payments......
   Accumulation Units ..................
   Transfers............................
   Dollar Cost Averaging................
   Rebalancing..........................
   Sweeps...............................
   Withdrawals..........................
   Systematic Withdrawal Plan...........
   Loans................................
CHARGES AND DEDUCTIONS..................
   Withdrawal Charge....................
   Administrative Charges...............
   Mortality and Expense Risk Charge....
   Reduction or Elimination of
    Contract Charges....................
   Premium Taxes........................
   Fund Expenses........................
   Other Charges........................
DEATH BENEFIT BEFORE MATURITY DATE......
OPTIONS WHEN YOU TERMINATE YOUR
  PARTICIPATION IN THE PLAN (FOR GROUP
  CONTRACTS ONLY).......................
RESTRICTIONS UNDER OPTIONAL RETIREMENT
  PROGRAMS..............................
RESTRICTIONS UNDER SECTION 403(b).......
THE ANNUITY PHASE - SETTLEMENT PROVISIONS.
   Annuity Options......................
   Proceeds Applied to an Annuity
    Option..............................
   Transfers After Maturity Date........
   Death Benefit........................
OTHER CONTRACT PROVISIONS...............
   10 Day Right to Review...............
   Ownership............................
   Modification.........................
FEDERAL TAX STATUS...................
   Annuity Contracts in General.........
   Qualified and Non-Qualified Contracts
   Withdrawals - Non-Qualified
    Contracts...........................
   Withdrawals - Qualified Contracts....
   Withdrawals - Tax-Sheltered
    Annuities...........................
   Diversification......................
   Investor Control.....................
GENERAL MATTERS.........................
   Performance Information..............
   Year 2000............................
   Distribution of Contracts............
   Legal Proceedings....................
TABLE OF CONTENTS OF THE SAI............
APPENDIX................................


DEFINITIONS

Accumulation Unit: An accounting unit of measure we use to calculate the value of your Contract before the Maturity Date.

Annuitant: The person upon whose life the Contract is issued.

Annuity Payments: A series of income payments under an annuity option.

Contract Owner: The person(s) (including Co-Owners) or entity entitled to ownership rights under the Contract. The Contract Owner is also referred to as "you" in this prospectus.

Contract Value: The total value of your Individual Account values held under the Contract in each Investment Option of the Variable Account plus the Fixed Account.

Contract Year: A period of 12 months beginning with the effective date of your Contract.

Code: Internal Revenue Code of 1986, as amended.

Fixed Account: The general account of Conseco Variable. You may choose to allocate Purchase Payments and Contract Value to the Fixed Account. It provides guaranteed values and periodically adjusted interest rates.

Fund: The underlying mutual funds (or portfolios of a mutual fund) which the sub-accounts of the Variable Account invest in.

Individual Account: The record we establish to represent your interest in an Investment Option before the Maturity Date.

Investment Options: The investment choices available to Contract Owners.

Maturity Date: The date on which annuity payments begin.

Plan: A voluntary program for an employer that qualifies for special tax treatment.

Purchase Payments: The money you invest in the Contract.

Valuation Period: The period of time from the end of one business day of the New York Stock Exchange to the end of the next business day.

Variable Account: The separate account we established known as Conseco Variable Annuity Account E. Prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account E. The Variable Account is divided into sub-accounts.

SUMMARY

The Contracts: The Contracts described in this prospectus are tax deferred individual and group flexible purchase payment variable annuity contracts. The Contracts also offer you a Fixed Account Option. The Contracts provide for the accumulation of Contract Values and the payment of annuity benefits on a variable and/or fixed basis. In general, this Prospectus describes only the variable portion of the Contracts.

Retirement Plans: The Contracts may be issued pursuant to either non-qualified retirement plans or plans qualifying for special income tax treatment under the Code. Examples of the plans qualifying for special tax treatment are: individual retirement annuities (IRAs), pension and profit sharing plans, tax- sheltered annuities (TSAs), and state and local government deferred compensation plans. See "Federal Tax Status."

Purchase Payments: The Contracts permit you to make Purchase Payments on a flexible basis. This means that you can make payments at any time you like before the Maturity Date. For TSAs, the minimum initial Purchase Payment and the amount of each subsequent Purchase Payment is $50 per month. For IRAs, the minimum initial Purchase Payment is $2,000 and the minimum amount of each additional Purchase Payment is $50. For non-qualified Contracts, the minimum initial Purchase Payment is $5,000 and the minimum amount of each additional Purchase Payment is $2,000 (or $200 each month). If your Purchase Payment is more than $500,000, it requires our prior approval.

Investment Options: You can allocate your Purchase Payment to the Fixed Account of Conseco Variable or the following Variable Account Investment Options:

CONSECO SERIES TRUST
o Balanced Portfolio (formerly known as Asset Allocation Portfolio)
o Common Stock Portfolio
o Fixed Income Portfolio (formerly known as Corporate Bond Portfolio)
o Government Securities Portfolio
o Money Market Portfolio

THE ALGER AMERICAN FUND
o Alger American Growth Portfolio
o Alger American Leveraged AllCap Portfolio
o Alger American MidCap Growth Portfolio
o Alger American Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o VP Income & Growth
o VP International
o VP Value

BERGER INSTITUTIONAL PRODUCTS TRUST
o Berger IPT - 100 Fund
o Berger IPT - Growth and Income Fund
o Berger IPT - Small Company Growth Fund
o Berger/BIAM IPT - International Fund

THE DREYFUS SOCIALLY RESPONSIBLE
GROWTH FUND, INC.

DREYFUS STOCK INDEX FUND

DREYFUS VARIABLE INVESTMENT FUND
o Disciplined Stock Portfolio
o International Value Portfolio

FEDERATED INSURANCE SERIES
o Federated High Income Bond Fund II
o Federated International Equity Fund II
o Federated Utility Fund II

INVESCO VARIABLE INVESTMENT FUNDS, INC.
o INVESCO VIF-High Yield Portfolio
o INVESCO VIF-Industrial Income Portfolio

JANUS ASPEN SERIES
o Aggressive Growth Portfolio
o Growth Portfolio
o Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
o Lazard Retirement Equity Portfolio
o Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
o Growth and Income Portfolio

MITCHELL HUTCHINS SERIES TRUST
o Growth and Income Portfolio

NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
o Limited Maturity Bond Portfolio
o Partners Portfolio

STRONG OPPORTUNITY FUND II, INC.
o Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.
o Growth Fund II

VAN ECK WORLDWIDE INSURANCE TRUST
o Worldwide Bond Fund
o Worldwide Emerging Markets Fund
o Worldwide Hard Assets Fund
o Worldwide Real Estate Fund

The portion of your Contract value allocated to the Variable Account Investment Options will reflect the investment performance of the Funds you select.

Transfers: Prior to the Maturity Date, you may make transfers among the Variable Account Investment Options and from the Variable Account Investment Options to the Fixed Account without charge. Under certain circumstances, you may also transfer amounts from the Fixed Account to the Variable Account Investment Options. You may also make transfers under certain programs we offer known as the dollar cost averaging program, sweep program, and rebalancing. After the Maturity Date, you may not make transfers from a variable annuity to a fixed annuity or from a fixed annuity to a variable annuity.

Withdrawals: You may make withdrawals from your Contract before the earlier of the Maturity Date or the death of the Annuitant. We may impose a withdrawal charge and an administrative charge when you make a withdrawal. You may also make withdrawals pursuant to the systematic withdrawal plan. A withdrawal may be subject to income taxes and tax penalties. In addition, certain restrictions apply to withdrawals from TSA Contracts.

Loans: Under certain circumstances, you may make loans from your Contract.

Death Benefit: Generally, if the Annuitant or Contract Owner dies before the Maturity Date, we will pay a death benefit to your beneficiary.

Annuity Payments: We offer a variety of fixed and variable annuity options which you can select to receive your Annuity Payments. Your Annuity Payments will begin on the Maturity Date. You can select the Maturity Date, the frequency of the payments and the annuity option.

Ten-Day Review: If you cancel the Contract within 10 days after receiving it (or whatever period is required in your state) we will refund your Purchase Payment.

Taxes: Your earnings are not taxed until you take them out. If you take money out before the Maturity Date, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. The Contract provides that if the Annuitant dies before the Maturity Date, we will pay a death benefit to the beneficiary. Such payments upon the death of the Annuitant who is not the Contract Owner (as in the case of certain non-qualified Contracts), do not qualify for the death of Contract Owner exception to the ten percent distribution penalty unless the beneficiary is 59 1/2 or one of the other exceptions to the penalty applies.

For TSA Contracts, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in the Code) when:

     (i)  you attain age 59 1/2;

     (ii) you separate from service;

     (iii) you die;

     (iv) you become disabled;

     (v)  made in the case of hardship; or

     (vi) made pursuant to a qualified domestic relations order if otherwise permitted.

Withdrawals for hardship are restricted to a portion of the Contract Owner's Contract Value which represents contributions made by the Owner and does not include any investment results.

Payments after the Maturity Date are considered partly a return of your original investment. That part of each payment is not taxable as income. If your Contract was purchased under a tax-qualified plan, your payments may be fully taxable.

Charges and Deductions:

* Each year Conseco Variable deducts a $30 Annual Administrative Fee from your Contract (this charge is waived if your Individual Account value is $25,000 or more).

* Conseco Variable deducts a Mortality and Expense Risk Fee which is equal, on an annual basis, to 1.25% of the average daily net assets of the Variable Account. Conseco Variable also deducts an Administrative Charge which is equal, on an annual basis, to .15% of the average daily net assets of the Variable Account.

* If you take money out of the Contract, Conseco Variable may assess a deferred sales load which ranges from 0% to 9%, depending on how long your Contract has been outstanding.

* You may be assessed a premium tax charge which generally ranges from 0%-3.5%, depending on the state.

* As with other professionally managed investments, there are also investment charges which currently range from ___% to ___%, on an annual basis, of the average daily value of the portfolio, depending upon the Variable Account Investment Option you select.

                  CONSECO VARIABLE ANNUITY ACCOUNT E FEE TABLE

CONTRACT OWNER TRANSACTION EXPENSES(a)
  Sales Charge Imposed on Purchases...........................   None
  Exchange Fee................................................   None
  Surrender Fee...............................................   None
  Deferred Sales Load (as a percentage of purchase payments)(b)
    First and Second Year.....................................    9%
    Third Year................................................    8%
    Fourth Year...............................................    7%
    Fifth Year................................................    5%
    Sixth Year................................................    3%
    Seventh Year or More......................................    0%

Annual Administrative Fee(b).....................    $30

VARIABLE ACCOUNT ANNUAL EXPENSES
 (as a percentage of average account value)
  Mortality and Expense Risk Fees............................. 1.25%
  Administrative Charge....................................... 0.15%
                                                               -----
Total Annual Expenses of the Variable Account(b).............. 1.40%
====================================================================

(a) Premium taxes are not shown. We will deduct for any premium tax due when you make a Purchase Payment or from Individual Account values at the Maturity Date or at such other time based on our sole discretion. The current range of premium taxes in jurisdictions in which we make the Contracts available is from 0% to 3.5%.

(b) Conseco may reduce or eliminate the sales, administrative, or other expenses with certain Contracts in cases when it expects to incur lower sales and administrative expenses or perform fewer services (see "Reduction or Elimination of Contract Charges"). We will waive the Annual Administrative Fee if your Individual Account value is $25,000 or greater.

Annual Fund Expenses
(as a percentage of the average daily net assets of a portfolio)

                                                                                                 TOTAL ANNUAL
                                                                         OTHER EXPENSES          PORTFOLIO
                                                                         (AFTER EXPENSE            EXPENSES
                                                                          REIMBURSEMENT        (AFTER EXPENSE
                                             MANAGEMENT         12b-1      FOR CERTAIN       REIMBURSEMENT FOR
                                              FEES            FEES         PORTFOLIOS)       CERTAIN PORTFOLIOS)
------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST (1)
Balanced
   Portfolio (2)                             0.55%            --             0.20%              0.75%
Common Stock
   Portfolio (2)                             0.60%            --             0.20%              0.80%
Fixed Income
   Portfolio                                 0.50%            --             0.20%              0.70%
Government Securities
   Portfolio                                 0.50%            --             0.20%              0.70%
Money Market
   Portfolio (2)                             0.25%            --             0.20%              0.45%

THE ALGER AMERICAN FUND
Alger American Growth
   Portfolio                                 0.75%            --             0.04%              0.79%
Alger American
   Leveraged AllCap
   Portfolio (3)                             0.85%            --             0.15%               1.00%
Alger American MidCap
   Growth Portfolio                          0.80%            --             0.04%               0.84%
Alger American Small
   Capitalization
   Portfolio                                 0.85%            --             0.04%               0.89%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth                           0.70%            --             0.00%               0.70%
VP International                             1.50%            --             0.00%               1.50%
VP Value                                     1.00%            --             0.00%               1.00%

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--100
   Fund (4)                                  0.00%            --             1.00%               1.00%
Berger IPT--Growth
   and Income Fund (4)                       0.00%            --             1.00%               1.00%
Berger IPT--Small
   Company Growth
   Fund (4)                                  0.00%            --             1.15%               1.15%
Berger/BIAM IPT--
   International
   Fund (4)                                  0.00%            --             1.20%               1.20%

THE DREYFUS SOCIALLY
   RESPONSIBLE GROWTH
   FUND, INC        .                        0.75%            --             0.07%               0.82%

DREYFUS STOCK INDEX
   FUND                                      0.25%            --             0.03%               0.28%

DREYFUS VARIABLE INVESTMENT FUND
Disciplined Stock
   Portfolio                                 0.75%          0.27%            1.02%
International Value
   Portfolio                                 1.00%          0.42%            1.42%

FEDERATED INSURANCE SERIES
Federated High Income
   Bond Fund II (5)                          0.51%            --             0.29%               0.80%
Federated International
   Equity Fund II (5)                        0.02%            --             1.21%               1.23%
Federated Utility
   Fund II (5)                               0.48%            --             0.37%               0.85%

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - High Yield
   Portfolio (6)                             0.60%            --             0.27%               0.87%
INVESCO VIF -
   Industrial Income
   Portfolio (6)                             0.75%            --             0.20%               0.95%

JANUS ASPEN SERIES
Aggressive Growth
   Portfolio (7)                             0.73%            --             0.03%               0.76%
Growth Portfolio (7)                         0.65%            --             0.05%               0.70%
Worldwide Growth
   Portfolio (7)                             0.66%            --             0.08%               0.74%

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity
   Portfolio (8)                             0.75%          0.25%            0.50%               1.50%

Lazard Retirement Small
 Cap Portfolio (8)                           0.75%          0.25%            0.50%               1.50%

LORD ABBETT SERIES FUND, INC.
Growth and Income
   Portfolio (9)                             0.50%          0.15%            0.02%               0.67%

MITCHELL HUTCHINS SERIES TRUST
Growth and Income
   Portfolio                                 0.70%            --             0.88%               1.58%

NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST (10)
Limited Maturity Bond
   Portfolio                                 0.65%            --             0.12%               0.77%
Partners Portfolio                           0.80%            --             0.06%               0.86%

STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II                          1.00%            --             0.15%               1.15%

STRONG VARIABLE INSURANCE FUNDS, INC
Growth Fund II (11)                          1.00%            --             0.20%               1.20%

VAN ECK WORLDWIDE INSURANCE TRUST (12)
Worldwide Bond Fund                          1.00%            --             0.12%               1.12%
Worldwide Emerging
   Markets Fund                              1.00%            --            (0.20%)              0.80%
Worldwide Hard
   Assets Fund                               1.00%            --             0.17%               1.17%
Worldwide Real
   Estate Fund                               0.00%            --             1.00%               1.00%

(1) Conseco Capital Management, Inc., the investment adviser of Conseco Series Trust, has voluntarily agreed to reimburse all expenses, including management fees, in excess of the following percentage of the average annual net assets of each listed Portfolio, as long as such reimbursement would not result in a Portfolio's inability to qualify as a regulated investment company under the Code: 0.75% for the Balanced Portfolio; 0.80% for the Common Stock Portfolio; 0.70% for the Fixed Income Portfolio and Government Securities Portfolio; and 0.45% for the Money Market Portfolio. The total percentages in the above table is after reimbursement. In the absence of expense reimbursement, the total fees and expenses in 1997 would have totaled: 0.84% for the Asset Allocation Portfolio; 0.80% for the Common Stock Portfolio; 0.77% for the Corporate Bond Portfolio; 0.92% for the Government Securities Portfolio; and 0.52% for the Money Market Portfolio.

(2) Conseco Capital Management, Inc., since January 1, 1993, has voluntarily waived its management fees in excess of the annual rates set forth in the table above. Absent such fee waivers, the management fees would be: .65% for the Asset Allocation Portfolio; .65% for the Common Stock Portfolio; and .50% for the Money Market Portfolio.

(3) The Alger American Leveraged AllCap Portfolio's "Other Expenses" includes .04% of interest expense.

(4) The Funds' investment advisers have voluntarily agreed to waive their advisory fee and have voluntarily reimbursed the Funds for additional expenses to the extent that normal operating expenses in any fiscal year, including the investment advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, of each of the Berger IPT--100 Fund and the Berger IPT--Growth and Income Fund exceed 1.00%, the normal operating expenses in any fiscal year of the Berger IPT--Small Company Growth Fund exceed 1.15%, and the normal operating expenses of the Berger/BIAM IPT International Fund exceed 1.20% of the respective Fund's average daily net assets. Absent the voluntary waiver and reimbursement, the Management Fee for the Berger IPT--100 Fund, Berger IPT--Growth and Income Fund, the Berger IPT--Small Company Growth Fund and the Berger/BIAM IPT--International Fund would have been .75%, .75%, .90%, and .90% respectively, and their Total Annual Portfolio Expenses would have been 9.18%, 9.62%, 5.81% and 3.83%, respectively.

(5) In the absence of a voluntary waiver by Federated Advisers, the Funds' investment adviser, the Management Fee and Total Annual Portfolio Expenses would have been 0.60% and .89%, respectively, for High Income Bond Fund II and 0.75% and 1.12%, respectively, for Utility Fund II. Absent a voluntary waiver of the management fee and the voluntary reimbursement of certain other operating expenses by Federated Advisers, the Management Fee and Total Annual Portfolio Expenses for International Equity Fund II would have been 1.00% and 2.21%, respectively.

(6) Certain expenses are being absorbed voluntarily by the investment adviser and sub-adviser. Total expenses (after expenses were absorbed but before any expense offset arrangement) of the INVESCO VIF - High Yield Portfolio and INVESCO VIF - Industrial Income Portfolio for the year ended December 31, 1997 amounted to 0.83% and 0.91%, respectively, of each Portfolio's average net assets. In the absence of such voluntary expense limitation, the total operating expenses of the INVESCO VIF - High Yield Portfolio and INVESCO VIF - Industrial Income Portfolio for the fiscal period ended December 31, 1997 would have been 0.94% and 0.97%, respectively, of each Portfolio's average net assets.

     It should be noted that the Portfolio's actual expenses were lower than the figures shown because the Portfolio's custodian fees and pricing expenses were reduced under expense offset arrangements. However, as a result of an SEC requirement for mutual funds to state their total operating expenses without crediting any such expense offset arrangements, the figures shown above do not reflect these reductions.

(7) The expense figures shown are net of certain fee waivers or reductions from Janus Capital Corporation, the investment adviser of the Janus Aspen Series. Without such waivers or reductions, the total fees and expenses in 1997 would have totaled: 0.78% for Aggressive Growth; 0.78% for Growth; and 0.81% for Worldwide Growth.

(8) Lazard Asset Management, the Fund's investment adviser, has voluntarily agreed to reimburse all expenses, including management fees, in excess of 1.50% of the average annual net assets of the Portfolio.

(9) The Growth and Income Portfolio of Lord Abbett Series Fund, Inc. has a 12b-1 plan which provides for payments to Lord, Abbett & Co. for remittance to a life insurance company for certain distribution expenses (see the Fund Prospectus). The 12b-1 plan provides that such remittances, in the aggregate, will not exceed .15%, on an annual basis, of the daily net asset value of shares of the Growth and Income Portfolio. For the year ending December 31, 1998, the 12b-1 fees are estimated to be .15%. The examples below for this Portfolio reflect the estimated 12b-1 fees.

(10) Neuberger & Berman Advisers Management Trust is divided into portfolios (Portfolios), each of which invests all of its net investable assets in a corresponding series of Advisers Managers Trust. The figures reported under "Management Fees" include the total of the administration fees paid by the Portfolio and the management fees paid by its corresponding series. Similarly, "Other Expenses" includes all other expenses of the Portfolio and its corresponding series.

(11) Strong Capital Management, Inc., the investment adviser of the Strong Growth Fund II, has voluntarily agreed to cap the Fund's total operating expenses at 1.20%. The Adviser has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion with appropriate notification to its shareholders.

(12) All figures are annualized. Expenses of the Worldwide Real Estate Fund, which commenced operation in June 1997, are being assumed by the Fund's investment adviser. Without such assumption, Worldwide Real Estate Fund's Management Fee would be 1.00%, Other Expenses would be 3.88% and Total Expenses would be 4.88%. Other Expenses of Worldwide Real Estate Fund are an estimate which assumes $80 million in average daily net assets, and may be greater or less than those shown. Prior to April 30, 1997, Worldwide Hard Assets Fund was named Gold and Natural Resources Fund. Other Expenses of Worldwide Hard Assets Fund are net of soft dollar credits. Without such credits, Other Expenses would have been 0.18% and Total Expenses would have been 1.18%. Other Expenses of Worldwide Emerging Markets Fund are net of the reduction of the Fund's operating fees in connection with a fee arrangement, based on cash balances left on deposit with the custodian, and net of the waiver or assumption by the Fund's investment adviser of certain fees and expenses. Without such fee arrangement and, to a lesser extent, the waiver/assumption, Other Expenses would have been 0.34% and Total Expenses would have been 1.34%. The Fund's investment adviser is no longer waiving or assuming fees and expenses.


EXAMPLES:

     You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:


Example 1 - If you surrender the Contract at the end of the time periods:

                                    1 YEAR      3 YEARS      5 YEARS        10 YEARS
--------------------------------------------------------------------------------------
CONSECO SERIES TRUST
      Balanced Portfolio            $108         $141         $163           $255
      Common Stock Portfolio         108          142          166            260
      Fixed Income Portfolio         107          139          161            250
      Government Securities
         Portfolio                   107          139          161            250
      Money Market Portfolio         105          132          148            224

THE ALGER AMERICAN FUND
      Alger American Growth
         Portfolio                   108          142          165            259
      Alger American Leveraged
         AllCap Portfolio            110          148          176            280
      Alger American MidCap
         Growth Portfolio            108          143          168            264
      Alger American Small
         Capitalization Portfolio    109          145          170            269

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
      VP Income and Growth           107          139          N/A            N/A
      VP International               115          163          201            328
      VP Value                       110          148          176            280

BERGER INSTITUTIONAL PRODUCTS TRUST
      Berger IPT - 100 Fund          110          148          176            280
      Berger IPT - Growth and
         Income Fund                 110          148          176            280
      Berger IPT - Small Company
         Growth Fund                 112          153          183            295
      Berger/BIAM IPT -
         International Fund          112          154          186            300

THE DREYFUS SOCIALLY RESPONSIBLE
   GROWTH FUND, INC                  108          143          167            262

DREYFUS STOCK INDEX FUND             103          126          139            206

DREYFUS VARIABLE INVESTMENT FUND, INC.
      Disciplined Stock Portfolio    110          149          N/A            N/A
      International Value Portfolio  114          161          N/A            N/A

FEDERATED INSURANCE SERIES
      Federated High Income
         Bond Fund II                108          142          166            260
      Federated International
         Equity Fund II              112          155          187            303
      Federated Utility Fund II      109          144          168            265

INVESCO VARIABLE INVESTMENT FUNDS, INC.
      INVESCO VIF - High Yield
         Portfolio                   109          144          N/A            N/A
      INVESCO VIF - Industrial
         Income Portfolio            110          147          N/A            N/A

JANUS ASPEN SERIES
      Aggressive Growth Portfolio    108          141          164            256
      Growth Portfolio               107          139          161            250
      Worldwide Growth Portfolio     107          140          163            254

LAZARD RETIREMENT SERIES, INC.
      Lazard Retirement Equity
         Portfolio                   115          163          N/A            N/A
      Lazard Retirement Small
         Cap Portfolio               115          163          N/A            N/A

LORD ABBETT SERIES FUND, INC.
      Growth and Income Portfolio    107          138          N/A            N/A

MITCHELL HUTCHINS SERIES TRUST
      Growth and Income Portfolio    116          165          N/A            N/A

NEUBERGER & BERMAN ADVISERS
  MANAGEMENT TRUST
      Limited Maturity Bond
         Portfolio                   108          141          N/A            N/A
      Partners Portfolio             109          144          N/A            N/A

STRONG OPPORTUNITY FUND II, INC.
      Opportunity Fund II            112          153          183            295

STRONG VARIABLE INSURANCE
  FUNDS, INC.
      Growth Fund II                 112          154          186            300

VAN ECK WORLDWIDE INSURANCE TRUST
      Worldwide Bond Fund            111          152          182            292
      Worldwide Emerging
         Markets Fund                108          142          166            260
      Worldwide Hard Assets Fund     112          153          184            297
      Worldwide Real Estate Fund     110          148          N/A            N/A

EXAMPLE 2-If you elect to annuitize your Contract:


                                  1 YEAR      3 YEARS      5 YEARS        10 YEARS
------------------------------------------------------------------------------------

CONSECO SERIES TRUST
      Balanced Portfolio           $108         $141         $119           $255
      Common Stock Portfolio        108          142          121            260
      Fixed Income Portfolio        107          139          116            250
      Government Securities
         Portfolio                  108          139          116            250
      Money Market Portfolio        105          132          104            224

THE ALGER AMERICAN FUND
      Alger American Growth
         Portfolio                  108          143          121            259
      Alger American Leveraged
         AllCap Portfolio           110          148          131            280
      Alger American MidCap
         Growth Portfolio           108          143          123            264
      Alger American Small
         Capitalization Portfolio   109          145          126            269

AMERICAN CENTURY VARIABLE
  PORTFOLIOS, INC.
      VP Income and Growth          107          139          N/A            N/A
      VP International              115          163          156            328

      VP Value                      110          148          131            280

BERGER INSTITUTIONAL PRODUCTS
  TRUST
      Berger IPT - 100 Fund         110          148          131            280
      Berger IPT - Growth and
         Income Fund                110          148          131            280
      Berger IPT - Small Company
         Growth Fund                112          153          139            295
      Berger/BIAM IPT -
         International Fund         112          154          141            300

THE DREYFUS SOCIALLY RESPONSIBLE
   GROWTH FUND, INC                 108          143          122            262

DREYFUS STOCK INDEX FUND            103          126           95            206

DREYFUS VARIABLE INVESTMENT
  FUND, INC.
      Disciplined Stock Portfolio   110          148          N/A            N/A
      International Value
         Portfolio                  114          161          N/A            N/A

FEDERATED INSURANCE SERIES
      Federated High Income
         Bond Fund II               108          142          121            260
      Federated International
         Equity Fund II             112          155          143            303
      Federated Utility Fund II     100          144          124            263

INVESCO VARIABLE INVESTMENT FUNDS, INC.
      INVESCO VIF - High Yield
         Portfolio                  109          144          N/A            N/A
      INVESCO VIF - Industrial
         Income Portfolio           110          147          N/A            N/A

JANUS ASPEN SERIES
      Aggressive Growth Portfolio   108          141          119            256
      Growth Portfolio              107          139          116            250
      Worldwide Growth Portfolio    107          140          118            254

LAZARD RETIREMENT SERIES, INC.
      Lazard Retirement Equity
         Portfolio                  115          163          N/A            N/A
      Lazard Retirement Small
         Cap Portfolio              115          163          N/A            N/A

LORD ABBETT SERIES FUND, INC.
      Growth and Income Portfolio   107          138          N/A            N/A

MITCHELL HUTCHINS SERIES TRUST
      Growth and Income Portfolio   116          165          N/A            N/A

NEUBERGER & BERMAN ADVISERS
  MANAGEMENT TRUST
      Limited Maturity Bond
         Portfolio                  108          141          120            257
      Partners Portfolio            109          144          124            266

STRONG OPPORTUNITY FUND II, INC.
      Opportunity Fund II           112          153          139            295

STRONG VARIABLE INSURANCE FUNDS,
  INC.
      Growth Fund II                112          154          141            300

VAN ECK WORLDWIDE INSURANCE TRUST
      Worldwide Bond Fund           111          152          137            292
      Worldwide Emerging
         Markets Fund               108          142          121            260
      Worldwide Hard Assets Fund    112          153          140            297
      Worldwide Real Estate Fund    110          148          N/A            N/A

EXAMPLE 3-If you do not surrender your Contract at the end of each time period:


                                 1 YEAR      3 YEARS      5 YEARS        10 YEARS
---------------------------------------------------------------------------------------
CONSECO SERIES TRUST
      Balanced Portfolio             $ 23         $ 69         $119           $255
      Common Stock Portfolio           23           71          121            260
      Fixed Income Portfolio           22           68          116            250
      Government Securities
         Portfolio                     22           68          116            250
      Money Market Portfolio           20           60          104            224
THE ALGER AMERICAN FUND
      Alger American Growth
         Portfolio                     23           71          121            259
      Alger American Leveraged
         AllCap Portfolio              25           77          131            280
      Alger American MidCap
         Growth Portfolio              23           72          123            264
      Alger American Small
         Capitalization Portfolio      24           74          126            269
AMERICAN CENTURY VARIABLE PORTFOLIOS,
  INC.
      VP Income and Growth             22           68          N/A            N/A
      VP International                 30           92          156            328
      VP Value                         25           77          131            280
BERGER INSTITUTIONAL PRODUCTS TRUST
      Berger IPT - 100 Fund            25           77          131            280
      Berger IPT - Growth and
         Income Fund                   25           77          131            280
      Berger IPT - Small Company
         Growth Fund                   27           81          139            295
      Berger/BIAM IPT -
         International Fund            27           83          141            300
THE DREYFUS SOCIALLY RESPONSIBLE
   GROWTH FUND, INC                    23           71          122            262
DREYFUS STOCK INDEX FUND               18           55           95            206
DREYFUS VARIABLE INVESTMENT FUND, INC.
      Disciplined Stock Portfolio      25           77          N/A            N/A
      International Value Portfolio    29           89          N/A            N/A
FEDERATED INSURANCE SERIES
      Federated High Income Bond
         Fund II                       23           71          121            260
      Federated International
         Equity Fund II                27           84          143            303
      Federated Utility Fund II        24           72          124            265
INVESCO VARIABLE INVESTMENT
  FUNDS, INC.
      INVESCO VIF - High Yield
         Portfolio                     24           73          N/A            N/A
      INVESCO VIF - Industrial
         Income Portfolio              25           75          N/A            N/A

JANUS ASPEN SERIES
      Aggressive Growth Portfolio      23           70          119            256
      Growth Portfolio                 22           68          116            250
      Worldwide Growth Portfolio       22           69          118            254
LAZARD RETIREMENT SERIES, INC.
      Lazard Retirement Equity
         Portfolio                     30           92          N/A            N/A
      Lazard Retirement Small
         Cap Portfolio                 30           92          N/A            N/A
LORD ABBETT SERIES FUND, INC.
      Growth and Income Portfolio      22           67          N/A            N/A
MITCHELL HUTCHINS SERIES TRUST
      Growth and Income Portfolio      31           93          N/A            N/A
NEUBERGER & BERMAN ADVISERS
  MANAGEMENT TRUST
      Limited Maturity Bond Portfolio  23           70          120            257
      Partners Portfolio               24           73          124            266
STRONG OPPORTUNITY FUND II, INC.
      Opportunity Fund II              27           81          139            295
STRONG VARIABLE INSURANCE FUNDS, INC.
      Growth Fund II                   27           83          141            300
VAN ECK WORLDWIDE INSURANCE TRUST
      Worldwide Bond Fund              26           80          137            292
      Worldwide Emerging Markets Fund  23           71          121            260
      Worldwide Hard Assets Fund       27           82          140            297
      Worldwide Real Estate Fund       25           77          N/A            N/A

* Please remember that the examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return is not an estimate or a guarantee of future investment performance.

* This Contract is designed for retirement planning. Surrenders prior to the Maturity Date are not consistent with the long-term purposes of the Contract and the applicable tax laws.

* The above table reflects estimates of expenses of the Variable Account and the Funds. The table and examples assume the highest deductions possible under a Contract, whether or not such deductions actually would be made under such a Contract.

* Annual maintenance charges have been approximated as a .16% annual asset charge.

There is Accumulation Unit value history (Condensed Financial Information) contained in the Appendix.


CONSECO VARIABLE, THE VARIABLE ACCOUNT AND INVESTMENT OPTIONS

CONSECO VARIABLE

Conseco Variable Insurance Company ("Conseco Variable" or the "Company") was originally organized in 1937. Prior to October 7, 1998, the Company was known as Great American Reserve Insurance Company. In certain states, we may continue to use the name Great American Reserve Insurance Company until our name change is approved in that state. The Company is principally engaged in the life insurance business in 49 states and the District of Columbia. Conseco Variable is a stock company organized under the laws of the state of Texas and is an indirect wholly-owned subsidiary of Conseco, Inc. Conseco, Inc. is a publicly owned financial services organization headquartered in Carmel, Indiana. Through its subsidiaries, Conseco, Inc. is one of the nation's leading providers of supplemental health insurance, retirement annuities and universal life insurance.

Contract Owner Inquiries:

You should direct any inquiries you have regarding your Individual Account, the Contracts, or any related matter to the Company's Variable Annuity Department at the address and telephone number shown under "Administrative Office" on page 1 of this Prospectus.

Financial Statements

The financial statements of Conseco Variable and the Variable Account are contained in the Statement of Additional Information. You should consider the financial statements of Conseco Variable only as bearing upon the ability of Conseco Variable to meet its obligations under the Contracts. Neither the assets of Conseco Variable nor those of any company in the Conseco group of companies other than Conseco Variable support these obligations.

THE VARIABLE ACCOUNT

Conseco Variable has established Conseco Variable Annuity Account E (the Variable Account) to hold the assets that underlie the Contracts. Prior to May 1, 1999, the Variable Account was known as Great American Reserve Variable Annuity Account E. The Board of Directors of Conseco Variable adopted a resolution to establish the Variable Account under Texas Insurance law on November 12, 1993. The Variable Account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act). Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Variable Account is regulated by the Insurance Department of Texas. Regulation by the state, however, does not involve any supervision of the Variable Account, except to determine compliance with broad statutory criteria.

The assets of the Variable Account are held in Conseco Variable's name on behalf of the Variable Account and legally belong to Conseco Variable. However, those assets that underlie the Contracts, are not available to be used to pay liabilities arising out of any other business Conseco Variable may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts Conseco Variable may issue.

The Variable Account is divided into sub-accounts. Each sub-account invests in shares of one of the Funds. We reserve the right to add other sub- accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account established by us or by one of our affiliates. We will not eliminate any existing sub-accounts or combine sub-accounts without any required prior approval of the SEC.

INVESTMENT OPTIONS

The Contract offers 40 Variable Account Investment Options which are listed below. You bear the investment risk for amounts you allocate to the Variable Account Investment Options. We may make additional Investment Options available in the future.

Shares of the Funds are also offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Conseco. Certain Funds are also sold directly to qualified plans. The Funds believe that offering their shares in this manner will not be disadvantageous to you.

Conseco Variable may enter into certain arrangements under which it is reimbursed by the Funds' advisers, distributors and/or affiliates for the administrative services which it provides to the Funds.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. COPIES OF THESE PROSPECTUSES ARE ATTACHED TO THIS PROSPECTUS. CERTAIN PORTFOLIOS CONTAINED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT.

   CONSECO SERIES TRUST

Conseco Series Trust is a mutual fund with multiple portfolios. Conseco Series Trust is managed by Conseco Capital Management, Inc. The following portfolios are available under the Contract:

   Balanced Portfolio (formerly known as Asset Allocation Portfolio) Common Stock Portfolio
   Fixed Income Portfolio (formerly known as Corporate Bond Portfolio) Government Securities Portfolio
   Money Market Portfolio

   THE ALGER AMERICAN FUND

The Alger American Fund is a mutual fund with multiple portfolios. Fred Alger Management, Inc. serves as the investment adviser. The following portfolios are available under the Contract:

   Alger American Growth Portfolio
   Alger American Leveraged AllCap Portfolio
   Alger American MidCap Growth Portfolio
   Alger American Small Capitalization Portfolio

   AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

American Century Variable Portfolios, Inc. is a series of funds managed by American Century Investment Management, Inc. The following portfolios are available under the Contract:

   VP Income & Growth
   VP International
   VP Value (long-term capital growth with income as a secondary objective)

   BERGER INSTITUTIONAL PRODUCTS TRUST

Berger Institutional Products Trust is a mutual fund with multiple portfolios. Berger Associates, Inc. is the investment adviser to all portfolios except the Berger/BIAM IPT--International Fund. BBOI Worldwide, LLC is the adviser to the
Berger/BIAM IPT--International Fund. The following portfolios are available under the Contract:

   Berger IPT--100 Fund (long-term capital appreciation)
   Berger IPT--Growth and Income Fund
   Berger IPT--Small Company Growth Fund
   Berger/BIAM IPT--International Fund

   THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

The Dreyfus Socially Responsible Growth Fund, Inc. is managed by The Dreyfus Corporation. Dreyfus has hired NCM Capital Management Group, Inc. to serve as sub-investment adviser and to provide day-to-day management of the Fund's investments.

   DREYFUS STOCK INDEX FUND

The Dreyfus Corporation serves as the Fund's manager. Dreyfus has hired its affiliate, Mellon Equity Associates, to serve as the Fund's index fund manager and to provide day-to-day management of the Fund's investments.

   DREYFUS VARIABLE INVESTMENT FUND

The Dreyfus Variable Investment Fund is a mutual fund with multiple portfolios. The Dreyfus Corporation serves as the investment adviser. The following portfolios are available under the Contract:

   Disciplined Stock Portfolio (seeks to outperform the total return performance of the Standard & Poor's 500 Composite Stock Price Index) International Value Portfolio

   FEDERATED INSURANCE SERIES

Federated Insurance Series is a mutual fund with multiple portfolios. Federated Advisers is the investment adviser. The following portfolios are available under the Contract:

   Federated High Income Bond Fund II
   Federated International Equity Fund II
   Federated Utility Fund II

   INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser. The following portfolios are available under the Contract:

   INVESCO VIF - High Yield Portfolio
   INVESCO VIF - Industrial Income Portfolio (seeks high current income with capital appreciation as a secondary goal)

   JANUS ASPEN SERIES

The Janus Aspen Series is a mutual fund with multiple portfolios which are advised by Janus Capital Corporation. The following portfolios are available under the Contract:

   Aggressive Growth Portfolio
   Growth Portfolio
   Worldwide Growth Portfolio

   LAZARD RETIREMENT SERIES, INC.

Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management, a division of Lazard Freres & Co., LLC, is the investment manager for each portfolio. The following portfolios are available under the
Contract:

   Lazard Retirement Equity Portfolio
   Lazard Retirement Small Cap Portfolio

   LORD ABBETT SERIES FUND, INC.

Lord Abbett Series Fund, Inc. is a mutual fund managed by Lord, Abbett & Co. The following portfolio is available under the Contract:

   Growth and Income Portfolio

   MITCHELL HUTCHINS SERIES TRUST

Mitchell Hutchins Series Trust is a mutual fund with multiple portfolios. Mitchell Hutchins Asset Management, Inc. provides advisory and administrative services to the Fund. The following portfolio is available under the Contract:

   Growth and Income Portfolio

   NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST

Each portfolio of Neuberger & Berman Advisers Management Trust invests in a corresponding series of Advisers Managers Trust. All series of Advisers Managers Trust are managed by Neuberger & Berman Management Incorporated. The following are available under the Contract:

   Limited Maturity Bond Portfolio
   Partners Portfolio (capital growth)

   STRONG OPPORTUNITY FUND II, INC.

Strong Opportunity Fund II is a mutual fund managed by Strong Capital Management, Inc. The following portfolio is available under the Contract:

   Opportunity Fund II (capital growth)

   STRONG VARIABLE INSURANCE FUNDS, INC.

Strong Variable Insurance Funds, Inc. is a mutual fund with multiple series. Strong Capital Management, Inc. serves as the investment adviser. The following series is available under the Contract:

   Growth Fund II

   VAN ECK WORLDWIDE INSURANCE TRUST

Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios which are managed by Van Eck Associates Corporation. The following portfolios are available under the Contract:

   Worldwide Bond Fund
   Worldwide Emerging Markets Fund
   Worldwide Hard Assets Fund
   Worldwide Real Estate Fund

VOTING RIGHTS

Conseco Variable is the legal owner of the Fund shares. However, Conseco Variable believes that when a Fund solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. If we determine that we are no longer required to comply with the above, we will vote the shares as we choose without obtaining instructions from you. We have provided a further discussion of voting rights in the Statement of Additional Information.

Fixed Account

The Fixed Account is not registered with the SEC because of certain exemptive and exclusionary provisions. Conseco Variable has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Purchase Payments and transfers to the Fixed Account become part of the general account of Conseco Variable. You can transfer Contract Values between the Fixed and Variable Accounts, but the transfers are subject to the following:

     1. You may transfer Contract Values from the Variable Account to the Fixed Account once in any 30-day period;

     2. You may transfer Contract Values from the Fixed Account to the Variable Account once in any six-month period subject to a limit of 20% of the Fixed Account value;

     3. You may not make transfers from the Fixed Account once Annuity Payments begin.

The Administrative Charge and the Mortality and Expense Risk Charge do not apply to values allocated to the Fixed Account.

If you buy the Contract as a TSA or under certain other qualified plans, the Contract may contain a provision that allows you to take a loan against the Contract Value you have allocated to the Fixed Account. Loan provisions are described in detail in your Contract.

THE CONTRACTS

The Contract, like all deferred annuity contracts, has two phases: the accumulation phase and the annuity phase. When you are making Purchase Payments to the Contract, it is called the accumulation phase. During the accumulation phase, earnings accumulate on a tax deferred basis and are taxed as income when you make a withdrawal. On the Maturity Date, you will begin receiving Annuity Payments from your Contract. When you are receiving Annuity Payments from the Contract, it is called the annuity phase.

ACCUMULATION PROVISIONS

Purchase Payments

You can make Purchase Payments to Conseco Variable at its Administrative Office. You can make Purchase Payments at any time before the Maturity Date. Conseco Variable reserves the right to refuse any Purchase Payment. The Purchase Payment requirements are as follows:

* For TSAs, the minimum initial and subsequent Purchase Payment is $50 per month.

* For IRAs the minimum initial investment is $2,000 and the minimum amount of each additional payment is $50.

* For non-qualified Contracts, the minimum initial investment is $5,000 and the minimum amount of each additional lump sum payment is $2,000 (or $200 per month).

* If your Purchase Payment would exceed $500,000, the Purchase Payment will only be accepted with our prior approval.

Conseco Variable must approve each application. When Conseco Variable accepts your application, it will issue you a Contract and allocate your Purchase Payment as described below.

We may, at our option and with prior notice, cancel certain Contracts in which no Purchase Payments have been made, or if the Contract Value is less than $500. When the Contract is canceled, we will pay you the Contract Value determined as of the Valuation Period during which the Contract was canceled, less any outstanding loans, any Withdrawal Charge, and the $30 Annual Administrative Fee. If your Contract is canceled, there may be adverse tax consequences (see "Federal Tax Status").

Allocation of Purchase Payments

You may elect to have Purchase Payments accumulate:

(a) on a fully variable basis, which means they are invested in the sub-accounts of the Variable Account (Variable Account Investment Options);

(b) on a fully fixed basis, which means they are invested in our general account and receive a periodically adjusted interest rate guaranteed by Conseco Variable (Fixed Account); or

(c)  a combination of both.

You may request to change your allocation of future Purchase Payments 30 days after either we establish your Individual Account, or 30 days after you have made a prior change in allocation.

Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your first Purchase Payment within 2 business days. If you do not provide us all of the information needed, we will contact you. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your Contract by making additional Purchase Payments, we will credit these amounts to your Contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

Accumulation Units

We credit Purchase Payments that you allocate to the sub-accounts with Accumulation Units. We do this at the end of the Valuation Period when we receive your Purchase Payment at our Administrative Office. We determine the number of Accumulation Units credited to your Contract by dividing the Purchase Payment amount by the value of an Accumulation Unit at the end of that Valuation Period. We value Accumulation Units for each sub-account separately.

Accumulation Unit Values

Every day we determine the value of an Accumulation Unit for each of the sub-accounts by multiplying the Accumulation Unit value for the previous Valuation Period by a factor for the current Valuation Period. The factor is determined by:

     1. dividing the value of a Fund share at the end of the current Valuation Period (and any charges for taxes) by the value of a Fund share for the previous Valuation Period; and

     2. subtracting the daily amount of the Mortality and Expense Risk Charge and Administrative Charges.

The value of an Accumulation Unit may go up or down from Valuation Period to Valuation Period. There is no guarantee that the value of your Individual Account will equal or exceed the Purchase Payments you have made.

We will tell you at least once each year the number of Accumulation Units which we credited to your Individual Account, the current Accumulation Unit values and the value of your Individual Account.

Transfers

Before the Maturity Date, you may make transfers from one sub-account to another sub-account and/or to the Fixed Account. The Contract allows Conseco Variable to limit the number of transfers that can be made in a specified time period. You should be aware that transfer limitations may prevent you from making a transfer on the date you desire, with the result that your future Contract Value may be lower than it would have been had the transfer been made on the desired date.

Conseco Variable's interest in applying these limitations is to protect the interests of both Contract Owners who are not engaging in significant transfer activity and Contract Owners who are engaging in such activity. Conseco Variable has determined that the actions of Contract Owners engaging in significant transfer activity among sub-accounts may cause an adverse effect on the performance of the underlying Fund for the sub-account involved. The movement of sub-account values from one sub-account to another may prevent an underlying Fund from taking advantage of investment opportunities because it must maintain a liquid position in order to handle withdrawals. Such movement may also cause a substantial increase in Fund transaction costs which must be indirectly borne by Contract Owners.

How You Can Make Transfers:

Conseco Variable is not charging a transfer fee. However, we limit transfers to one every 30 days and to a maximum of 20% of the Fixed Account value per any six-month period from the Fixed Account. All transfers requested for a Contract on the same day will be treated as a single transfer in that period.

You can make transfers by written authorization. Written transfer requests may be made by a person acting for or on your behalf as an attorney-in-fact under a power-of-attorney if permitted by state law. By authorizing Conseco Variable to accept telephone transfer instructions, you agree to accept and be bound by the conditions and procedures established by Conseco Variable from time to time. We have instituted reasonable procedures to confirm that any instructions communicated by telephone are genuine. We will record all telephone calls and will ask the caller to produce your personalized data prior to our initiating any transfer requests by telephone. Additionally, as with other transactions, you will receive a written confirmation of your transfer. If reasonable procedures are employed, neither Conseco Variable nor Conseco Equity Sales, Inc. will be liable for following telephone instructions which it reasonably believes to be genuine.

Transfer requests received by Conseco Variable before the close of trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) will be initiated at the close of business that day. If we receive a request later it will be initiated at the close of the next business day.

Dollar Cost Averaging

Conseco Variable offers a Dollar Cost Averaging (DCA) program which enables you to transfer values from the Fixed Account or Money Market sub-account to another Investment Option on a predetermined and systematic basis. The DCA program allows you to make investments in equal installments over time in an effort to potentially reduce the risk of market fluctuations. There is no guarantee that this will happen.

Rebalancing

Rebalancing is a program, which if elected, permits you to pre-authorize periodic automatic transfers prior to the Maturity Date among the sub-accounts pursuant to your written instructions. The transfers under this program are made to maintain a particular percentage allocation among the sub-accounts you select. Any amount you have in the Fixed Account will not be transferred pursuant to the rebalancing program. You must have at least $5,000 to have transfers made pursuant to this program. Transfers must be in whole percentages in one (1%) percent allocation increments. The maximum number of sub-accounts you can use for rebalancing is 15. You can request that rebalancing occur quarterly, semi-annually or annually on a date you select. There is no fee for participating in the program. Conseco Variable reserves the right to terminate, modify or suspend the rebalancing program at any time.

Sweeps

Sweeps is a program which provides for the automatic transfer of the earnings from the Fixed Account into another Investment Option on a periodic and systematic basis.

Withdrawals

Prior to the earlier of the Maturity Date or the death of the Annuitant, you may withdraw all or a portion of the Contract Value upon written request complete with all the necessary information to Conseco Variable's Administrative Office. For certain qualified Contracts, your withdrawal rights may be restricted and may require the consent of your spouse as required under the Code.

Total Withdrawals:

If you make a total withdrawal, we will pay the Contract Value as of the date we receive your request at our Administrative Office, less:

*    the $30 Annual Administrative Fee,

*    any outstanding loans (plus the pro rata interest accrued) and

*    any applicable Withdrawal Charge.

If you make a total withdrawal, we will cancel the Contract.

Partial Withdrawals:

If you make a partial withdrawal, we will pay the amount requested and cancel that number of Accumulation Units credited to each Investment Option of the Individual Account necessary to equal the amount you withdraw from each Investment Option plus any applicable Withdrawal Charge deducted from such Investment Option. You can make certain withdrawals free of Withdrawal Charges, see "Charges and Deductions."

When you make a partial withdrawal, you must specify the Investment Options from which the withdrawal is to be made. You may not request an amount from an Investment Option that exceeds the value of that Investment Option less any applicable Withdrawal Charge. If you do not specify the Investment Options from which a partial withdrawal is to be taken, we will take the partial withdrawal from the Fixed Account until it is exhausted and then from the sub- accounts. If the partial withdrawal is less than the total value in the Variable Account Investment Options, the withdrawal will be taken pro rata from all the Variable Account Investment Options. Any partial withdrawal must be at least $250 or, if less, the entire balance in the Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce the Contract Value to less than $500, we reserve the right to treat the partial withdrawal as a total withdrawal of the Contract Value.

Withdrawals  may  be  subject  to  income  taxes,   penalty  taxes  and  certain
restrictions.

Suspension of Payments:

We will pay the amount of any withdrawal from the Variable Account promptly, and in any event within seven days of receipt of the request. Conseco Variable reserves the right to defer the right of withdrawal or postpone payments for any period when:

(1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

(2)  trading on the New York Stock Exchange is restricted;

(3) an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practical to determine the value of the Variable Account's net assets; or

(4) the SEC, by order, so permits for the protection of security holders, provided that applicable rules and regulations of the SEC will govern as to whether the conditions described in (2) and (3) exist.

Systematic Withdrawal Plan

Conseco Variable offers a Systematic Withdrawal Plan (SWP) which enables you to pre-authorize periodic withdrawals. You can participate in this program by sending a written request to our Administrative Office. You can instruct Conseco Variable to withdraw a level dollar amount from specified Investment Options on a periodic basis. The total SWP withdrawals in a Contract Year which you are permitted to make is limited to amounts that can be withdrawn without a withdrawal charge. This will ensure that no withdrawal charge will ever apply to a SWP withdrawal (see "Charges and Deductions - Withdrawal Charge"). If you are participating in this program and you make a withdrawal subject to the withdrawal charge, the SWP will terminate automatically and may be reinstated only on or after we receive a written request.

SWP is not available if you participate in the dollar cost averaging program or if you have Purchase Payments automatically deducted from a bank account on a periodic basis.

SWP withdrawals may be subject to income taxes, penalty taxes and certain restrictions.

Loans

Your Contract may contain a loan provision issued in connection with certain qualified plans. If you own a Contract which contains a loan provision, you may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules. You should consult a tax adviser and retirement plan fiduciary before exercising loan privileges. Loan provisions are described in detail in your Contract.

The amount of any loan will be deducted from the minimum death benefit. In addition, a loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment performance of the Investment Options will apply only to the unborrowed portion of the Contract Value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment performance results are greater than the rate being credited on amounts held in the loan account while the loan is outstanding, the Contract Value will not increase as rapidly as it would have if no loan were outstanding. If the investment performance results are below that rate, the Contract Value will be higher than it would have been if no loan had been outstanding.

CHARGES AND DEDUCTIONS

Withdrawal Charge

Conseco Variable does not make a deduction when you make a Purchase Payment for sales expenses. However, Conseco Variable may assess a Withdrawal Charge against the Purchase Payments when you withdraw them. The amount of the Withdrawal Charge, if applicable, will affect the amount we will pay to you.

If you make a withdrawal from the Contract before the Maturity Date, a Withdrawal Charge (a deferred sales load) may be assessed against Purchase Payments that have been in the Contract less than six complete Contract Years. We never assess a charge for Purchase Payments that have been in the Contract for more than six complete Contract Years. The length of time from when we receive your Purchase Payment to the time you make a withdrawal will determine the Withdrawal Charge. For this purpose, we deem Purchase Payments withdrawn in the order in which we receive them, first from Purchase Payments and then from other Contract Values. Certain other withdrawals described below under "Free Withdrawal Amount" are not subject to a withdrawal charge.

The charge is a percentage of the amount you withdraw (not to exceed 8.5% of the aggregate amount of the Purchase Payments made) and equals:

YEARS SINCE PAYMENT                               CHARGE PERCENTAGE
---------------------------------------------------------------------
1 ..............................................        9%
2 ..............................................        9%
3 ..............................................        8%
4 ..............................................        7%
5 ..............................................        5%
6 ..............................................        3%
7 and thereafter................................        0%

     In addition, the following circumstances further limit or reduce Withdrawal
Charges:

     * if you are age 52 or younger when we issue your Contract, we will not assess a Withdrawal Charge for withdrawals you make after the 15th Contract Year and later;

     * if you are 53 to 56 when we issue your Contract, we will not assess a Withdrawal Charge for withdrawals you make after you reach age 67 and later;

     * if you are age 57 or older when we issue your Contract, the Withdrawal Charge we assess for withdrawals you make will be multiplied by a factor ranging from .9 to 0 for Contract Years 1 - 10 and later, respectively.

Free Withdrawal Amount: You may make a withdrawal without the Withdrawal Charge described above (a "free withdrawal") in an amount up to the greater of:

     (i) 10% of the Contract Value (as determined on the date we receive your request to make a withdrawal), or

     (ii) the Contract Value divided by the Annuitant's life expectancy based on the Code, or the amount of any Purchase Payments that have been in the Contract more than six complete Contract Years.

If you make additional withdrawals in excess of the free withdrawal amount in any Contract Year during the period when the Withdrawal Charge applies, the withdrawals will be subject to the appropriate charge as set forth above. From time to time, we may permit you to pre-authorize partial withdrawals subject to certain limitations then in effect.

On or after the Maturity Date, we may assess Withdrawal Charges for withdrawals made under the Fourth and Fifth Annuity Options. We will not assess withdrawal charges which would otherwise apply:

     (i)  if the Annuitant dies,

     (ii) if you die, or

     (iii)if we make payments under an annuity option that begins at least four years after the effective date of the Contract and is paid under any life annuity option, or any option with payments for a minimum period of five years.

If you make a complete withdrawal of the entire amount in your Individual Account with a certain dollar amount, we will deduct the Withdrawal Charge from the portion of your Individual Account you withdraw and pay the balance to you.

          Example: You request a total withdrawal of $2,000 and the applicable Withdrawal Charge is 5%. Your Individual Account will be reduced by $2,000 and you will receive $1,880 (i.e., the $2,000 total withdrawal reduced by the 10% free withdrawal less the 5% Withdrawal Charge and $30 Annual Administrative Fee).

If you make a partial withdrawal in which you request to receive a specified amount, the Withdrawal Charge will be calculated on the total amount that must be withdrawn from your Individual Account in order to provide you with the amount you requested.

          Example: You request to receive $1,000 with a free withdrawal amount of $200 and the applicable Withdrawal Charge is 5%. Your Individual Account will be reduced by $1,042.11. In order to make a withdrawal of $1,000, the amount you withdraw must be greater than the amount you request by the amount of the Withdrawal Charge. The amount you withdraw is calculated by dividing (a) the amount you requested ($1,000 less the free withdrawal amount of $200) by (b) 1.00, minus the applicable deduction rate of 5% (or .95), which produces $1,042.11 ($842.11 plus the $200 free withdrawal amount). The value of the Individual Account will be reduced by this amount.

Administrative Charges

Prior to the Maturity Date, we deduct an Annual Administrative Fee of $30 on each Contract anniversary from the Individual Account value. We will waive the Annual Administrative Fee if your Individual Account value is $25,000 or greater. If you make a complete withdrawal of your Individual Account value prior to the Maturity Date, Conseco Variable will deduct the Annual Administrative Fee from the proceeds we pay.

We deduct the Annual Administrative Fee first from amounts accumulated in the Fixed Account; if no or an insufficient value exists in the Fixed Account, any balance will then be deducted from the sub-accounts of the Variable Account.

We make a deduction for a daily charge in an amount equal to 0.15%, on an annual basis, of the value of each sub-account of the Variable Account. This charge reimburses Conseco Variable for administrative expenses. We will not deduct this charge from any amount you have allocated to the Fixed Account. The charge will be deducted pro rata from Contract Value of each sub-account of the Variable Account.

Conseco Variable has set this administrative fee at a level that will recover no more than the actual costs it incurs which are associated with administering the Contracts. Conseco Variable does not expect to recover any amount in excess of its accumulated administrative expenses from such fees. Even though administrative expenses may increase, Conseco Variable will not increase the amount of the administrative fees.

Mortality and Expense Risk Charge

Conseco Variable assumes two risks under the Contract: the mortality risk and the expense risk. Conseco Variable makes daily deductions from the sub- accounts of the Variable Account equal, on an annual basis, to 1.25% of the value of your assets of the Variable Account for the mortality and expense risks it assumes.

The mortality risk is Conseco Variable's promise to continue making annuity payments, determined in accordance with the annuity tables and other provisions contained in the Contract, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live. This promise assures that neither the longevity of an Annuitant nor an improvement in life expectancy generally will have any adverse effect on the monthly Annuity Payments, and that Annuitants will not outlive the amounts accumulated to provide such payment.

Conseco Variable also assumes the risk that the Withdrawal Charges and the administrative fees may be insufficient to cover actual sales and administrative expenses. If so, the shortfall will be made up from Conseco Variable's general assets, which may include profits from other sub-account deductions. Conversely, if the sales deductions and administrative fees exceed the actual sales and administrative expenses, Conseco Variable may realize a gain. We do not assess the Mortality and Expense Risk Charge against the Fixed Account.

Reduction or Elimination of Contract Charges

In  some  cases,   Conseco   Variable  may  expect  to  incur  lower  sales  and
administrative expenses or perform fewer services due to the size of the Contract, the average Purchase Payment and the use of group enrollment procedures. Then, Conseco Variable may be able to reduce or eliminate the contract charges for administrative charges and Withdrawal Charges.

Premium Taxes

We may make a deduction for any premium taxes due from Purchase Payments, other values on the Maturity Date, or at such other time as we determine. The current range of premium taxes in jurisdictions where we make the Contracts available is 0% - 3.5%.

Fund Expenses

There are deductions from and expenses paid out of the assets of the Funds, which are described in the attached Fund prospectuses.

Other Charges

Currently, Conseco Variable does not make a charge against the Variable Account for its federal income taxes, or provisions for such taxes, that may be as a result of the Variable Account. Conseco Variable may charge each sub-account of the Variable Account for its portion of any income tax charged to the sub-account or its assets. Under present laws, Conseco Variable may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, Conseco Variable may decide to make charges for such taxes or provisions for such taxes against the Variable Account. Any such charges against the Variable Account or its sub-accounts could have an adverse effect on the investment performance of the sub-accounts.

DEATH BENEFIT BEFORE MATURITY DATE

If an Owner, Co-Owner or the Annuitant dies prior to the Maturity Date, Conseco Variable will pay the minimum death benefit to the beneficiary. Conseco Variable will pay the minimum death benefit either as a lump sum or under an annuity option as explained below.

Generally, the distribution of the minimum death benefit must be made within five years after the Contract Owner's or Co-Owner's death. If the beneficiary is an individual, in lieu of distribution within five years of the Owner's death, distribution may generally be made as an annuity which begins within one year of the Owner's death and is payable over the life of the beneficiary or over a period not in excess of the life expectancy of the beneficiary. If the Owner's spouse is the beneficiary, that spouse may elect to continue the Contract as the new Owner in lieu of receiving the distribution. In such a case, the distribution rules which apply when a Contract Owner dies will apply when that spouse, as the Contract Owner, dies.

In the case of a Contract involving more than one Contract Owner, the death of any Contract Owner shall cause this section to apply and if the Contract is owned by a non-individual the death of the Annuitant shall be treated as the death of the Contract Owner. Additional requirements may apply to qualified contracts.

The minimum death benefit during the first seven contract years will be equal to the greater of:

     (a) the Contract Value on the date Conseco Variable receives at its Administrative Office due proof of death, or

     (b) the sum of all Purchase Payments made, less any partial withdrawals.

During any subsequent seven-Contract-Year period, the minimum death benefit will be the greater of:

     (a) the Contract Value on the date Conseco Variable receives due proof of death at its Administrative Office; or

     (b) the Contract Value on the last day of the previous seven-Contract-Year period plus any Purchase Payments made and less any subsequent partial withdrawals; or

     (c) the sum of all Purchase Payments paid, less any partial withdrawals. If the Annuitant or Contract Owner dies after reaching the age of 80, the death benefit will be the Contract Value on the date Conseco Variable receives due proof of death at its Administrative Office. The minimum death benefit will be reduced by any outstanding loans.

Death benefits generally will be paid within seven days of the date Conseco Variable receives due proof of death at its Administrative Office, subject to postponement under the same circumstances that payment or withdrawals may be postponed (see "Withdrawals").

OPTIONS WHEN YOU TERMINATE YOUR  PARTICIPATION  IN THE PLAN (FOR GROUP CONTRACTS
ONLY).

If you terminate your participation in a Plan before the Maturity Date, you will have the following options:

     (a) leave the Individual Account in force under the Contract, and the sub-account will continue to participate in the investment results of the Investment Option(s) you select. On the Maturity Date, you will begin to receive Annuity Payments. During the interim, you may elect any of the options described below. This option will automatically apply, unless you file a written election of another option.

     (b) apply the Individual Account to provide Annuity Payments which begin immediately.

     (c) convert the Individual Account to an individual variable annuity contract of the type we are then offering.

     (d) terminate the Individual Account and receive the Contract Value less any applicable charges and outstanding loans.

RESTRICTIONS UNDER OPTIONAL RETIREMENT PROGRAMS

If you participate in certain Optional Retirement Programs (ORP), you can withdraw your interest in a Contract only upon:

(1) termination of employment in all public institutions of higher education as defined by applicable law,

(2)  retirement, or

(3)  death.

Accordingly, you (as a participant in ORP) may be required to obtain a certificate of termination from your employer before you can withdraw your interest. Certain plans may have additional restrictions on distributions.

RESTRICTIONS UNDER SECTION 403(b) PLANS

If you own the Contract under a TSA-403(b) plan, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) under the following circumstances:

(1)  when you attain age 59 1/2,

(2)  when you separate from service,

(3)  when you die,

(4) when you become disabled (within the meaning of Section 72(m)(7) of the Code),

(5)  in the case of hardship, or

(6) made pursuant to a qualified domestic relations order, if otherwise permitted.

Withdrawals for hardship are restricted to the portion of your Contract Value which represents contributions you made and does not include any investment results.

The limitations on withdrawals became effective on January 1, 1989, and apply only to:

   *    salary reduction contributions made after December 31, 1988;

   *    income attributable to such contributions; and

   *    income attributable to amounts held as of December 31, 1988.

The limitations on withdrawals do not affect rollovers or transfers between certain qualified plans. Tax penalties may also apply.

THE ANNUITY PHASE - SETTLEMENT PROVISIONS

You select a Maturity Date and an annuity option. You may select the Maturity Date at any time, subject to state requirements.

The annuity option may be on a fixed basis (which means that payments come from the Fixed Account) or a variable basis (which means that payments come from the sub-accounts of the Variable Account), or a combination of both. If you do select an Annuity Option, we will make payments under a lifetime annuity with 120 monthly payments guaranteed. Payments will be made based on the allocations to the Fixed Account and Variable Account on the Maturity Date.

You may elect to change the annuity option or basis of payment (fixed or variable) with written notice to Conseco Variable at least 30 days before the Maturity Date. Once Annuity Payments begin, you may not make any changes (except you may make transfers under certain circumstances).

You cannot elect an annuity option which would result in the first monthly annuity payment of less than $50 if payments are to be on a fully fixed basis or variable basis, or less than $50 on each basis if a combination of fixed and variable annuity payments are elected. If, at any time, Annuity Payments are or become less than $50 per month, Conseco Variable reserves the right to change the frequency of payments to an interval which will result in Annuity Payments of at least $50 each (except that we will make payments at least annually).

Prior to the Maturity Date, you may terminate your Individual Account and receive its value in a lump sum. Once Annuity Payments begin, you and the Annuitant cannot terminate the annuity benefit and receive a lump sum settlement instead.

Annuity Options

You may select one of the following annuity options:

     FIRST OPTION - LIFE ANNUITY. Under this option, we will make monthly payments during the lifetime of the Annuitant. The payments will cease with the last monthly payment due prior to the death of the Annuitant. Of the first two options, this option offers the maximum level of monthly payments since there is no minimum number of payments guaranteed (nor a provision for a death benefit payable to a beneficiary). It would be possible under this option to receive only one Annuity Payment if the Annuitant died prior to the due date of the second Annuity Payment.

     SECOND OPTION - LIFE ANNUITY WITH 120, 180 or 240 MONTHLY PAYMENTS GUARANTEED. Under this option, we will make monthly payments during the lifetime of the Annuitant with the guarantee that if, at the death of the Annuitant, we have made payments for less than 120, 180 or 240 months, as elected, we will continue to make Annuity Payments during the remainder of such period to your beneficiary. If no beneficiary is designated, Conseco will, in accordance with the Contract provisions, pay the Annuitant's estate a lump sum equal to the present value, as of the date of death, of the number of guaranteed annuity payments remaining after that date, computed on the basis of the assumed net investment rate used in determining the first monthly payment. Because this option provides a specified minimum number of Annuity Payments, this option results in somewhat lower payments per month than the First Option.

     THIRD OPTION - INSTALLMENT REFUND LIFE ANNUITY. Under this option, we will make monthly payments for the installment refund period. This is the time required for the sum of the payments to equal the amount applied, and thereafter for the life of the payee.

     FOURTH OPTION - PAYMENTS FOR A FIXED PERIOD. Under this option, we will make monthly payments for the number of years selected. The period may be from 3 through 20. If you elect to receive payments under this option on a variable basis, payments will vary monthly in accordance with the net investment rate of the sub-accounts of the Variable Account. If the Annuitant dies before we have made the specified number of monthly payments, we will pay the remaining payments to the designated beneficiary in a lump sum payment.

     FIFTH OPTION - PAYMENTS OF A FIXED AMOUNT. Under this option, we will make payments of a designated dollar amount on a monthly, quarterly, semi-annual, or annual basis until the Individual Account value you applied under this option, adjusted each Valuation Period to reflect investment experience, is exhausted within a minimum of three years and a maximum of 20 years. If the Annuitant dies before the value is exhausted, we will pay the remaining value to the beneficiary in a lump sum payment. In lieu of a lump sum payment, the beneficiary may elect an annuity option for distribution of any amount on deposit at the date of the Annuitant's death which will result in a rate of payment at least as rapid as the rate of payment during the life of the Annuitant.

If you elect the Fourth or Fifth Option on a variable basis, at any time during the payment period you may elect the remaining value be applied to provide a lifetime annuity under one of the first two options described above, as long as the distribution will be made at least as rapidly as during the life of the Annuitant. Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue during the payment period. Accordingly, we will continue to make deductions for these risks from the Individual Account values.

PROCEEDS APPLIED TO AN ANNUITY OPTION. You may apply all or part of the Contract Value to an annuity option. The proceeds that will be applied to the annuity option will be as follows:

(a) the Contract Value less any outstanding loans, if the annuity option elected begins at least four years after the effective date of your Contract and is paid under any life annuity option, or any option with payments for a minimum period of five years, with no rights of early withdrawal; or

(b) the death benefit if proceeds are payable under death of Annuitant or an Owner (as applicable); or

(c) the Contract Value less any outstanding loans, Withdrawal Charge and any administrative fee.

The SAI contains a further discussion of Annuity Provisions including how annuity unit values are calculated.

TRANSFERS AFTER MATURITY DATE

You can make transfers after the Maturity Date by giving us written notice at least 30 days before the due date of the first Annuity Payment for which the change will apply. We will make transfers by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made. The next Annuity Payment, if it were made at that time, would be the same amount that it would have been without the transfer. After that, Annuity Payments will reflect changes in the value of the new annuity units.

Conseco Variable reserves the right to limit, upon notice, the maximum number of transfers you can make to one in any six-month period once Annuity Payments have begun. In addition, on or after the Maturity Date, you may not make transfers from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option.

Conseco Variable reserves the right to defer the transfer privilege at any time that it is unable to purchase or redeem shares of the Funds. Conseco Variable also reserves the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

DEATH ON OR AFTER MATURITY DATE

If you selected Annuity Payments based on an annuity option providing payments for a guaranteed period, and the Annuitant or an Owner dies on or after the Maturity Date, Conseco Variable will make the remaining guaranteed payments to the beneficiary. Such payments will be made at least as rapidly as under the method of distribution being used as of the date of the Annuitant's death. If no beneficiary is living, Conseco Variable will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the Annuitant's estate.

OTHER CONTRACT PROVISIONS

TEN-DAY RIGHT TO REVIEW. The Contract provides a "10-day free look" (in some states, the period may be longer). This allows you to revoke the Contract by returning it to either a Conseco Variable representative or to Conseco Variable's Administrative Office within 10 days (or the period required in your state) of delivery of the Contract. Conseco Variable deems this period as ending 15 days after it mails a Contract from our Administrative Office. If you return the Contract under the terms of the free look provision, Conseco Variable will refund the Purchase Payments you have made.

OWNERSHIP. You, as the Contract Owner, are the person entitled to exercise all rights under the Contract. Co-Owners may be named in non-qualified Contracts. Prior to the Maturity Date, the Contract Owner is the person designated in the application or as subsequently named. On and after the Maturity Date, the Annuitant is the Contract Owner and after the death of the Annuitant, the beneficiary is the Contract Owner.

The Contract is either a group contract or an individual contract, depending on the state where we issued it. The individual contract is issued directly to the Contract Owner. A group contract is identical to the individual Contract except that it is issued to a contract holder, for the benefit of the participants in the group. You are a participant in the group and will receive a certificate evidencing your ownership. You, as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this Prospectus, the term Contract refers to your certificate.

Change of Ownership
Non-Qualified Contracts:

In the case of non-qualified Contracts, you may change ownership of the Contract or you may collaterally assign it at any time during the lifetime of the Annuitant prior to the Maturity Date, subject to the rights of any irrevocable beneficiary. Assigning a Contract, or changing the ownership of a Contract may be a taxable event. Any change of ownership or assignment must be made in writing. Conseco Variable must approve any change of ownership or assignment. Any assignment and any change, if approved, will be effective as of the date on which it is written.

Conseco Variable assumes no liability for any payments made or actions it takes before a change is approved or assignment is accepted, or responsibility for the validity of any assignment.

Qualified Contracts:

In the case of qualified Contracts, you generally may not change ownership of the Contract nor may you transfer it, except by the trustee of an exempt employee's trust which is part of a retirement plan qualified under Section 401 of the Code. Except as noted, if you own a qualified Contract, you may not sell, assign, transfer, discount, or pledge (as collateral for a loan or as security for the performance of an obligation or for any other purpose) the Contract.

MODIFICATION. Conseco Variable may modify the Contract with your approval unless provided otherwise by the Contract. After the Contract has been in force, Conseco Variable may modify it except that the Mortality and Expense Risk Charge, the withdrawal charges and the administrative fees cannot be increased.

A group Contract will be suspended automatically on the effective date of any modification initiated by Conseco Variable if you fail to accept the modification. Effective with suspension, no new participants may enter the Plan but further Purchase Payments may be made on your behalf and on the behalf of other participants then covered by the Contract.

No modification may affect Annuitants in any manner unless deemed necessary to achieve the requirements of federal or state statutes or any rule or regulation of the United States Treasury Department.

FEDERAL TAX STATUS

NOTE: Conseco Variable has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Conseco Variable has included an additional discussion regarding taxes in the Statement of Additional Information.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs, usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax-deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract - Qualified or Non-Qualified (see following sections).

You, as the Owner, will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your Purchase Payments are fully includible in income.

When a non-qualified Contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes.

QUALIFIED AND NON-QUALIFIED CONTRACTS

If you purchase the Contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your Contract is referred to as a non-qualified Contract.

If you purchase the Contract under a pension plan, specially sponsored program or an individual retirement annuity, your Contract is referred to as a qualified Contract.

WITHDRAWALS--NON-QUALIFIED CONTRACTS

If you make a withdrawal from your Contract, the Code generally treats such a withdrawal as first coming from earnings and then from your Purchase Payments. Such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

     (1)  paid on or after you reach age 59 1/2;

     (2)  paid after you die;

     (3) paid if you become totally disabled (as that term is defined in the Code);

     (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

     (5)  paid under an immediate annuity; or

     (6) which are allocable to purchase payments made prior to August 14, 1982.

The Contract provides that upon the death of the Annuitant prior to the Maturity Date, Conseco Variable will pay the death proceeds to the beneficiary. Such payments made when the Annuitant, who is not the Contract Owner, dies do not qualify for the death of the Contract Owner exception (described in (2) above) and will be subject to the 10% distribution penalty unless the beneficiary is 59 1/2 years old or one of the other exceptions to the penalty applies.

WITHDRAWALS--QUALIFIED CONTRACTS

If you make a withdrawal from your qualified Contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of the pre-tax Purchase Payments to the after-tax Purchase Payments in your Contract. If all of your Purchase Payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of qualified Contracts.

The Code also provides that any amount received under a qualified Contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. This penalty will be increased to 25% for withdrawals from SIMPLE IRA's within the first two years of your Contract. Some withdrawals will be exempt from the penalty. They include any amounts:

     (1)  paid on or after you reach age 59 1/2;

     (2)  paid after you die;

     (3)  paid if you become totally disabled (as that term is defined in Code);

     (4) paid to you after leaving your employment in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

     (5)  paid to you after you have attained age 55 and left your employment;

     (6)  paid for certain allowable medical expenses (as defined in the Code);

     (7)  paid pursuant to a qualified domestic relations order;

     (8)  paid from an IRA for medical insurance (as defined in the Code);

     (9)  paid from an IRA for qualified higher education expenses; or

     (10) up to $10,000 for qualified first time homebuyer expenses (as defined in the Code).

The exceptions in (5) and (7) above do not apply to IRAs. The exception in (4) above applies to IRAs but without the requirement of leaving employment.

We have provided a more complete discussion in the Statement of Additional Information.

WITHDRAWALS - TAX-SHELTERED ANNUITIES

The Code limits the withdrawal of amounts attributable to purchase payments made by owners under a salary reduction agreement. Withdrawals can only be made when a Contract Owner:

     (1)  reaches age 59 1/2;

     (2)  leaves his or her job;

     (3)  dies;

     (4)  becomes disabled (as that term is defined in the Code);

     (5)  in the case of hardship; or

     (6) pursuant to a qualified domestic relations order, if otherwise permitted.

However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings.

DIVERSIFICATION

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Conseco Variable believes that the Investment Options are being managed so as to comply with the requirements.

INVESTOR CONTROL

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Conseco would be considered the owner of the shares of the portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent under federal tax law owners are permitted to select portfolios, to make transfers among the portfolios or the number and type of portfolios owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Contract, could be treated as the owner of the portfolios.

Due to the uncertainty in this area, Conseco Variable reserves the right to modify the Contract as reasonably deemed necessary to maintain favorable tax treatment.

GENERAL MATTERS

PERFORMANCE INFORMATION. Conseco Variable may advertise performance information for the Variable Account Investment Options (sub-accounts) from time to time in advertisements or sales literature. Performance information reflects only the performance of a hypothetical investment in the Variable Account Investment Options during the particular time period on which the calculations are based. Performance information may consist of yield, effective yield, and average annual total return quotations reflecting the deduction of all applicable charges for recent one-year and, when applicable, five- and 10-year periods and, where less than 10 years, for the period subsequent to the date each sub-account first became available for investment. We may show additional total return quotations that do not reflect a Withdrawal Charge deduction. We may show performance information by means of schedules, charts or graphs. The Statement of Additional Information contains a description of the methods we use to determine yield and total return information for the sub-accounts.

YEAR 2000

Many existing computer programs had been designed and developed to use only two digits to identify a year in the date field. If not corrected, these computer programs could cause system failures in the year 2000, with possible adverse effects on Conseco Variable's operations. In 1996, Conseco, Inc. initiated a comprehensive corporate-wide program designed to ensure that its computer programs (including those relating to Conseco Variable) function properly in the year 2000. A number of Conseco, Inc.'s employees (including several officers), as well as external consultants and contract programmers, are working on various year-2000 projects.

Conseco, Inc. also has been working with vendors and other external business relations to help avoid year-2000 problems related to the software or services they provide to us. Under the program, our application systems, operating systems, hardware, networks, electronic data interfaces and infrastructure devices (such as facsimile machines and telephone systems) are being analyzed.

Our year-2000 projects are currently on schedule. The year-2000 projects are being conducted in three phases:

     (i)  an audit and assessment phase, designed to identify year-2000 issues;

     (ii) a modification phase, designed to correct year-2000 issues; and

     (iii)a testing phase, designed to test the modifications after they have been installed.

We have completed the audit and assessment phase for all critical systems and the second phase of our program is substantially complete. The testing phase of our program will be conducted throughout 1999. We have provided for significant contingency time in order to complete any additional modifications before December 31, 1999.

The year-2000 issues are being addressed in three ways. For some, work is being done to complete the previously planned conversions of older systems to the more modern, year-2000 compliant systems already used in other areas. In other cases, new, more modern systems are being purchased. In the remaining cases, modifications are being made to existing systems. We currently estimate that the total expense of our year-2000 projects are not material to Conseco Variable's financial position.

The impact of year-2000 issues will depend, not only on the corrective actions we take, but also on the way in which year-2000 issues are addressed by governmental agencies, business and other third parties

     (i)  that provide services, utilities or data to Conseco Variable;

     (ii) that receive services or data from Conseco Variable; or

     (iii)whose financial condition or operating capability is important to Conseco Variable.

We are in the process of identifying risks and assessing potential year-2000 risks associated with our external business relationships, including those with agents, financial institutions and the mutual funds underlying the variable annuity contracts we issue. These procedures are necessarily limited to matters over which we are able to reasonably exercise control. We have been informed by our key financial institutions and utilities that they will be year-2000 compliant in early 1999.

We are also assessing what contingency plans will be needed if any of our critical systems or those of external business relationships are not year-2000 compliant at year-end 1999. We do not currently anticipate such a situation, but our consideration of contingency plans will continue to evolve as new information becomes available.

The failure to correct a material year-2000 problem could result in an interruption in, or failure of, a number of normal business activities or operations. Such failures could materially and adversely affect Conseco Variable's results of operations, liquidity and financial condition. Due to the general uncertainty inherent in the year-2000 problem, including the uncertainty of the preparedness of our external business relationships, we are not able to currently determine whether the consequences of year-2000 failures will have a material impact on Conseco Variable's results of operations, liquidity and financial condition. However, we believe our year-2000 compliance efforts will reduce the likelihood of a material adverse impact.

DISTRIBUTION OF CONTRACTS. Conseco Equity Sales, Inc. (Conseco Equity Sales), 11815 N. Pennsylvania Street, Carmel, IN 46032, an affiliate of Conseco Variable, is the principal underwriter of the Contracts. Conseco Equity Sales is a broker-dealer registered under the Securities and Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Sales of the Contracts will be made by registered representatives of Conseco Equity Sales and broker-dealers authorized to sell the Contracts. The registered representatives will also be licensed insurance representatives of Conseco Variable. See the Statement of Additional Information for more information.

Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers may be paid commissions up to ____% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with marketing the Contracts. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

LEGAL PROCEEDINGS. There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Conseco Variable nor Conseco Equity Sales is involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------

General Information and History
Independent Accountants
Distribution
Calculation of Yield Quotations
Calculation of Total Return Quotations
Other Performance Data
Federal Tax Status
Annuity Provisions
Financial Statements

-------------------------------------------------------------------------

If you would like a free copy of the Statement of Additional Information for this Prospectus, please complete this form, detach, and mail to:

                       Conseco Variable Insurance Company
                              Administrative Office
                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032

Gentlemen:

Please send me a free copy of the Statement of Additional Information for Conseco Variable Annuity Account E at the following address:

              Name: _______________________________________________

              Mailing Address: ____________________________________

              _____________________________________________________
                                   Sincerely,

              _____________________________________________________
                                   (Signature)

APPENDIX
==============================================================================
CONDENSED FINANCIAL INFORMATION

     The table below provides per unit information about the financial history of the sub-accounts for the periods indicated.


                                                    1998      1997         1996         1995          1994
 -----------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST
BALANCED (A)
Accumulation unit value at beginning of period           $1.698       $1.342       $1.035        $1.000
Accumulation unit value at end of period                 $1.973       $1.698       $1.342        $1.035
Percentage change in accumulation unit value             16.21%       26.50%       29.67%         3.52%
Number of accumulation units outstanding at
end of period                                         5,740,115    2,475,992    461,876        21,037
COMMON STOCK (A)
Accumulation unit value at beginning of period           $2.071       $1.449       $1.078        $1.000
Accumulation unit value at end of period                 $2.424       $2.071       $1.449        $1.078
Percentage change in accumulation unit value             17.04%       42.96%       34.42%         7.79%
Number of accumulation units outstanding at
end of period                                         7,962,515    3,374,110    1,009,305      41,601
FIXED INCOME (A)
Accumulation unit value at beginning of period           $1.207       $1.166       $1.000        $1.000
Accumulation unit value at end of period                 $1.308       $1.207       $1.166        $1.000
Percentage change in accumulation unit value              8.39%        3.50%       16.61%        (0.03)%
Number of accumulation units outstanding at end of
period                                                4,066,812    1,540,494    350,623        12,553
GOVERNMENT SECURITIES (A)
Accumulation unit value at beginning of period           $1.169       $1.154       $0.997        $1.000
Accumulation unit value at end of period                 $1.248       $1.169       $1.154        $0.997
Percentage change in accumulation unit value              6.76%        1.31%       15.72%        (0.26)%
Number of accumulation units outstanding at
end of period                                           354,897      135,680      30,614             0
MONEY MARKET (A)
Accumulation unit value at beginning of period           $1.095       $1.056       $1.014        $1.000
Accumulation unit value at end of period                 $1.136       $1.095       $1.056        $1.014
Percentage change in accumulation unit value              3.80%        3.67%       $4.14%         1.38%
Number of accumulation units outstanding at
end of period                                         3,116,005    1,144,951    641,747             0

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH (C)
Accumulation unit value at beginning of period           $1.044       $1.000        N/A           N/A



Accumulation unit value at end of period               $1.294       $1.044        N/A           N/A
Percentage change in accumulation unit value           24.00%        4.35%        N/A           N/A
Number of accumulation units outstanding at
end of period                                         742,233       73,227        N/A           N/A
ALGER AMERICAN LEVERAGED ALLCAP (B)
Accumulation unit value at beginning of period         $1.555       $1.408     $1.000           N/A
Accumulation unit value at end of period               $1.836       $1.555     $1.408           N/A
Percentage change in accumulation unit value           18.02%       10.47%     40.79%           N/A
Number of accumulation units outstanding at
end of period                                       1,279,296      832,794    207,147           N/A
ALGER AMERICAN MIDCAP GROWTH (C)
Accumulation unit value at beginning of period         $0.987       $1.000        N/A           N/A
Accumulation unit value at end of period               $1.119       $0.987        N/A           N/A
Percentage change in accumulation unit value           13.41%      (1.33)%        N/A           N/A
Number of accumulation units outstanding at
end of period                                         679,330       42,736        N/A           N/A
ALGER AMERICAN SMALL CAPITALIZATION (B)
Accumulation unit value at beginning of period         $1.252       $1.21      $1.000           N/A
Accumulation unit value at end of period               $1.375       $1.252     $1.219           N/A
Percentage change in accumulation unit value            9.84%       2.72%      21.89%           N/A
Number of accumulation units outstanding at
end of period                                       3,988,448   1,946,993     517,903           N/A

BERGER INSTITUTIONAL PRODUCTS TRUST
BERGER IPT - 100 (C)
Accumulation unit value at beginning of period         $1.029      $1.000         N/A           N/A
Accumulation unit value at end of period               $1.155      $1.029         N/A           N/A
Percentage change in accumulation unit value           12.18%       2.93%         N/A           N/A
Number of accumulation units outstanding at
end of period                                         627,056      69,521         N/A           N/A


CONDENSED FINANCIAL INFORMATION - Continued

                                                                   1998           1997         1996          1995           1994
 --------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST - CONTINUED
BERGER IPT - GROWTH AND INCOME (C)
Accumulation unit value at beginning of period                                    $1.104       $1.000           N/A          N/A
Accumulation unit value at end of period                                          $1.360       $1.104           N/A          N/A
Percentage change in accumulation unit value                                      23.26%       10.36%           N/A          N/A
Number of accumulation units outstanding at end of period                        802,420       59,956           N/A          N/A
BERGER IPT - SMALL COMPANY GROWTH (C)
Accumulation unit value at beginning of period                                    $0.985       $1.000           N/A          N/A
Accumulation unit value at end of period                                          $1.178       $0.985           N/A          N/A
Percentage change in accumulation unit value                                      19.64%      (1.53)%           N/A          N/A
Number of accumulation units outstanding at end of period               .        187,471       42,982           N/A          N/A
BERGER/BIAM IPT - INTERNATIONAL (C)
Accumulation unit value at beginning of period                                    $1.000          N/A           N/A          N/A
Accumulation unit value at end of period                                          $0.970          N/A           N/A          N/A
Percentage change in accumulation unit value                                      -3.01%          N/A           N/A          N/A
Number of accumulation units outstanding at end of period                      2,029,230          N/A           N/A          N/A
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (B)
Accumulation unit value at beginning of period                                    $1.404       $1.175        $1.000          N/A
Accumulation unit value at end of period                                          $1.778       $1.404        $1.175          N/A
Percentage change in accumulation unit value                                      26.60%       19.53%        17.49%          N/A
Number of accumulation units outstanding at end of period                      1,195,614      221,018        21,878          N/A
DREYFUS STOCK INDEX FUND (B)
Accumulation unit value at beginning of period                                    $1.393       $1.158        $1.000          N/A
Accumulation unit value at end of period                                          $1.834       $1.393        $1.158          N/A
Percentage change in accumulation unit value                                      31.67%       20.31%        15.76%          N/A
Number of accumulation units outstanding at end of period                      8,884,649    1,862,980        91,752          N/A

FEDERATED INSURANCE SERIES
FEDERATED HIGH INCOME BOND II (B)
Accumulation unit value at beginning of period                                    $1.202       $1.067        $1.000          N/A
Accumulation unit value at end of period                                          $1.349       $1.202        $1.067          N/A
Percentage change in accumulation unit value                                      12.25%       12.71%         6.66%          N/A
Number of accumulation units outstanding at end of period                      2,184,739      508,205        26,380          N/A
FEDERATED INTERNATIONAL EQUITY II (B)
Accumulation unit value at beginning of period                                    $1.095       $1.025        $1.000          N/A
Accumulation unit value at end of period                                          $1.888       $1.095        $1.025          N/A
Percentage change in accumulation unit value                                       8.55%        6.80%         2.51%          N/A
Number of accumulation units outstanding at end of period                        329,971       93,215        36,798          N/A
FEDERATED UTILITY II (B)
Accumulation unit value at beginning of period                                    $1.234       $1.122        $1.000          N/A
Accumulation unit value at end of period                                          $1.541       $1.234        $1.122          N/A
Percentage change in accumulation unit value                                      24.88%       10.00%        12.21%          N/A
Number of accumulation units outstanding at end of period                        675,836      294,882        11,711          N/A

JANUS ASPEN SERIES
AGGRESSIVE GROWTH (B)
Accumulation unit value at beginning of period                                    $1.348       $1.266        $1.000          N/A
Accumulation unit value at end of period                                          $1.498       $1.348        $1.266          N/A
Percentage change in accumulation unit value                                      11.10%        6.44%        26.64%          N/A
Number of accumulation units outstanding at end of period                      1,867,131    1,041,050       122,278          N/A
GROWTH (B)
Accumulation unit value at beginning of period                                    $1.364       $1.167        $1.000          N/A
Accumulation unit value at end of period                                          $1.650       $1.364        $1.167          N/A
Percentage change in accumulation unit value                                      21.00%       16.79%        16.75%          N/A
Number of accumulation units outstanding at end of period                      5,160,718    1,466,042       138,532          N/A
WORLDWIDE GROWTH (B)
Accumulation unit value at beginning of period                                    $1.541       $1.211        $1.000          N/A
Accumulation unit value at end of period                                          $1.856       $1.541        $1.211          N/A
Percentage change in accumulation unit value                                      20.46%       27.23%        21.12%          N/A
Number of accumulation units outstanding at end of period                      8,234,605    2,173,781       155,653          N/A


==============================================================================================================================
CONDENSED FINANCIAL INFORMATION - Continued

                                                                       1998       1997         1996          1995         1994
-------------------------------------------------------------------------------------------------------------------------------

THE VAN ECK WORLDWIDE INSURANCE TRUST
WORLDWIDE BOND (B)
Accumulation unit value at beginning of period                                    $1.029       $1.018       $1.000           N/A
Accumulation unit value at end of period                                          $1.039       $1.029       $1.018           N/A
Percentage change in accumulation unit value                                       0.96%        1.09%        1.82%           N/A
Number of accumulation units outstanding at end of period                      3,332,067    1,790,259      130,071           N/A
WORLDWIDE EMERGING MARKETS (C)
Accumulation unit value at beginning of period                                    $1.136       $1.000          N/A           N/A
Accumulation unit value at end of period.                                         $0.990       $1.136          N/A           N/A
Percentage change in accumulation unit value                                     -12.83%       13.59%          N/A           N/A
Number of accumulation units outstanding at end of period                      1,935,325      132,953          N/A           N/A
WORLDWIDE HARD ASSETS (B)
Accumulation unit value at beginning of period                                    $1.254       $1.077       $1.000           N/A
Accumulation unit value at end of period                                          $1.216       $1.254       $1.077           N/A
Percentage change in accumulation unit value                                      -3.05%       16.41%        7.72%           N/A
Number of accumulation units outstanding at end of period                      3,728,758      651,603       68,730           N/A

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
INTERNATIONAL (D)
Accumulation unit value at beginning of period                                    $1.000          N/A          N/A           N/A
Accumulation unit value at end of period                                          $1.093          N/A          N/A           N/A
Percentage change in accumulation unit value                                       9.30%          N/A          N/A           N/A
Number of accumulation units outstanding at end of period                        163,370          N/A          N/A           N/A
VALUE (D)
Accumulation unit value at beginning of period                                    $1.000          N/A          N/A           N/A
Accumulation unit value at end of period                                          $1.226          N/A          N/A           N/A
Percentage change in accumulation unit value                                      22.60%          N/A          N/A           N/A
Number of accumulation units outstanding at end of period                        415,891          N/A          N/A           N/A

NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
LIMITED MATURITY BOND (D)
Accumulation unit value at beginning of period                                    $1.000          N/A          N/A           N/A
Accumulation unit value at end of period                                          $1.043          N/A          N/A           N/A
Percentage change in accumulation unit value                                       4.31%          N/A          N/A           N/A
Number of accumulation units outstanding at end of period                         25,089          N/A          N/A           N/A
PARTNERS (D)
Accumulation unit value at beginning of period                                    $1.000          N/A          N/A           N/A
Accumulation unit value at end of period                                          $1.240          N/A          N/A           N/A
Percentage change in accumulation unit value                                      23.99%          N/A          N/A           N/A
Number of accumulation units outstanding at end of period                      1,000,600          N/A          N/A           N/A

STRONG OPPORTUNITY FUND II, INC.
OPPORTUNITY FUND II (D)
Accumulation unit value at beginning of period                                    $1.000          N/A          N/A           N/A
Accumulation unit value at end of period                                          $1.230          N/A          N/A           N/A
Percentage change in accumulation unit value                                      22.99%          N/A          N/A           N/A
Number of accumulation units outstanding at end of period                        248,615          N/A          N/A           N/A

STRONG VARIABLE INSURANCE FUNDS, INC.
GROWTH II (D)
Accumulation unit value at beginning of period                                    $1.000          N/A          N/A           N/A
Accumulation unit value at end of period                                          $1.270          N/A          N/A           N/A
Percentage change in accumulation unit value                                      27.01%          N/A          N/A           N/A
Number of accumulation units outstanding at end of period                         79,815          N/A          N/A           N/A

DREYFUS VARIABLE INVESTMENT FUND
DISCIPLINED STOCK (E)
Accumulation unit value at beginning of period
Accumulation unit value at end of period
Percentage change in accumulation unit value
Number of accumulation units outstanding at end of period

INTERNATIONAL VALUE (E)
Accumulation unit value at beginning of period
Accumulation unit value at end of period
Percentage change in accumulation unit value
Number of accumulation units outstanding at end of period.

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF-HIGH YIELD (E)
Accumulation unit value at beginning of period.
Accumulation unit value at end of period


INVESCO VIF-INDUSTRIAL INCOME (E)
Accumulation unit value at beginning of period
Accumulation unit value at end of period
Percentage change in accumulation unit value
Number of accumulation units outstanding at end of period

LAZARD RETIREMENT SERIES, INC.
LAZARD RETIREMENT EQUITY (E)
Accumulation unit value at beginning of period
Accumulation unit value at end of period
Percentage change in accumulation unit value
Number of accumulation units outstanding at end of period

LAZARD RETIREMENT SMALL CAP (E)
Accumulation unit value at beginning of period
Accumulation unit value at end of period
Percentage change in accumulation unit value
Number of accumulation units outstanding at end of period


LORD ABBETT SERIES FUND, INC.
GROWTH AND INCOME (E)
Accumulation unit value at beginning of period
Accumulation unit value at end of period
Percentage change in accumulation unit value
Number of accumulation units outstanding at end of period

MITCHELL HUTCHINGS SERIES TRUST
GROWTH & INCOME (E)
Accumulation unit value at beginning of period
Accumulation unit value at end of period
Percentage change in accumulation unit value
Number of accumulation units outstanding at end of period
================================================================================

(A) Inception date was July 25, 1994.
(B) Inception date was June 1, 1995.
(C) Inception date was May 1, 1996.
(D) Inception date was May 1, 1997.
(E) Inception date was May 1, 1998



                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

             INDIVIDUAL & GROUP VARIABLE DEFERRED ANNUITY CONTRACTS

                                    issued by

                       CONSECO VARIABLE INSURANCE COMPANY
               (formerly Great American Reserve Insurance Company)
                                       and
           CONSECO VARIABLE ANNUITY ACCOUNT E (formerly Great American
                       Reserve Variable Annuity Account E)

                   11815 N. PENNSYLVANIA ST., CARMEL, IN 46032
                                 (317) 817-3700

                                   MAY 1, 1999

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 1999 FOR CONSECO VARIABLE ANNUITY ACCOUNT E (FORMERLY, GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT E) -- INDIVIDUAL AND GROUP VARIABLE DEFERRED ANNUITY CONTRACTS. YOU CAN OBTAIN A COPY OF THE PROSPECTUS BY CONTACTING CONSECO VARIABLE INSURANCE COMPANY AT THE ADDRESS TELEPHONE NUMBER GIVEN ABOVE.



                             TABLE OF CONTENTS
                                                                  PAGE

GENERAL INFORMATION AND HISTORY......................................

INDEPENDENT ACCOUNTANTS..............................................

DISTRIBUTION..........................................................

VOTING RIGHTS........................................................

CALCULATION OF YIELD QUOTATIONS.......................................

CALCULATION OF TOTAL RETURN QUOTATIONS................................

OTHER PERFORMANCE DATA................................................

FEDERAL TAX STATUS ...................................................

ANNUITY PROVISIONS ...................................................

FINANCIAL STATEMENTS..................................................


GENERAL INFORMATION AND HISTORY

Conseco Variable Insurance Company (the "Company") is an indirect wholly owned subsidiary of Conseco, Inc. On or about October 7, 1998, the Company changed its name from Great American Reserve Insurance Company to its present name. In certain states, the Company may continue to use the name Great American Reserve Insurance Company until the name change is approved in that state. Conseco, Inc. is a publicly owned financial services holding company, the principal operations of which are in the development, marketing and administration of specialized annuity and life insurance products. The Company has its principal offices at 11815 N. Pennsylvania Street, Carmel, Indiana 46032. The Variable Account was established by the Company.

INDEPENDENT ACCOUNTANTS

The financial statements of Conseco Variable Annuity Account E and Conseco Variable Insurance Company included in the Prospectus and the Statement of Additional Information have been examined by ___________________, independent accountants, for the periods indicated in their reports as stated in their opinion and have been so included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.

DISTRIBUTION

The Company continuously offers the Contracts through associated persons of the principal underwriter for the Variable Account, Conseco Equity Sales, Inc. ("CES"). CES is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. CES is located at 11815 N. Pennsylvania Street, Carmel, Indiana 46032, and is an affiliate of the Company. For the years ended December 31, 1998, 1997 and 1996, the Company paid CES total underwriting commissions of $ ___________, $449,417 and $2,195,600. In addition, certain Contracts may be sold by life insurance/registered representatives of other registered broker-dealers.

CES performs the sales functions relating to the Contracts and the Company provides all administrative services. To cover the sales expenses and administrative expenses (including such items as salaries, rent, postage, telephone, travel, legal, actuarial, audit, office equipment and printing), the Company makes sales and administrative deductions, varying by type of Contract. See "Charges and Deductions" in the Prospectus.

VOTING RIGHTS

Contract Owners may instruct the Company as to the voting of Fund shares attributable to their respective interests under the Contracts at meetings of shareholders of the Funds. Contract Owners entitled to vote will receive proxy material and a form on which voting instructions may be given. The Company will vote the shares of each sub-account held by the Variable Account attributable to the Contracts in accordance with instructions received from Contract Owners. Shares held in each sub-account for which timely instructions have not been received from Contract Owners will be voted by the Company for or against any proposition or the Company will abstain, in the same proportion as shares in that sub-account for which instructions are received. The Company will vote, or abstain from voting, any shares that are not attributable to Contract Owners in the same proportion as all Contract Owners in the Variable Account vote or abstain. However, if the Company determines that it is permitted to vote such shares of the Funds in its own right, it may elect to do so, subject to the then-current interpretation of the 1940 Act and the rules thereunder.

Under certain Contracts, not including contracts issued in connection with governmental employers' deferred compensation plans described in the Prospectus, participants and annuitants have the right to instruct the Contract Owner with respect to the number of votes attributable to their Individual Accounts. Votes attributable to participants and annuitants who do not instruct the Contract Owner will be cast by the Contract Owner for or against each proposal to be voted upon, in the same proportion as votes for which instructions have been received. Participants and annuitants entitled to instruct the casting of votes will receive a notice of each meeting of Contract Owners, and proxy solicitation materials, and a statement of the number of votes attributable to their participation under the Contract.

The number of shares held in a sub-account deemed attributable to a Contract Owner's interest under a Contract will be determined on the basis of the value of the Accumulation Units credited to the Contract Owner's account as of the record date. On or after the Maturity Date, the number of attributable shares will be based on the amount of assets held to meet annuity obligations to the payee under the Contract as of the record date. On or after the Maturity Date, the number of votes attributable to a Contract will generally decrease since funds set aside for annuitants will decrease as payments are made.

CALCULATION OF YIELD QUOTATIONS

MONEY MARKET SUB-ACCOUNT

The Money Market Sub-account's standard yield quotations may appear in sales material and advertising as calculated by the standard method prescribed by rules of the Securities and Exchange Commission. Under this method, the yield quotation is based on a seven-day period and computed as follows: The Money Market Sub-account's daily net investment factor, minus one (1.00) is multiplied by 365 to produce an annualized yield. The annualized yield of the seven-day period are then averaged and carried to the nearest one-hundredth of one percent. This yield reflects investment results less deductions for investment advisory fees, mortality and expense risk fees and the administrative charge, but does not include a deduction of any applicable annual administrative fees. Because of these deductions, the yield for the Money Market Sub-account will be lower than the yield for the corresponding Fund of the Conseco Series Trust.

The Money Market Sub-account's effective yield may appear in sales material and advertising for the same seven-day period, determined on a compound basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on the Money Market Sub-account will generally fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield is affected by changes in interest rates on money market securities, average Sub-account maturity, the types and quality of Portfolio securities held by the corresponding Fund of the Conseco Series Trust and its operating expenses.

OTHER SUB-ACCOUNTS

The Portfolios of the eligible Funds may advertise investment performance figures, including yield. Each Sub-account's yield will be based upon a stated 30-day period and will be computed by dividing the net investment income per accumulation unit earned during the period by the maximum offering price per accumulation unit on the last day of the period, according to the following formula:

                        YIELD = 2 ((A - B/CD) + 1)6 - 1)



   Where:

     A = the net investment income earned during the period by the Portfolio.

     B = the expenses accrued for the period (net of reimbursements, if any).

     C = the average daily number of accumulation units outstanding during the period.

     D = the maximum offering price per accumulation unit on the last day of the period.

CALCULATION OF TOTAL RETURN QUOTATIONS

The Company may include certain total return quotations for one or more of the Portfolios of the eligible Funds in advertising, sales literature or reports to Contract Owners or prospective purchasers. Such total return quotations will be expressed as the average annual rate of total return over one-, five-and 10-year periods ended as of the end of the immediately preceding calendar quarter, and as the dollar amount of annual total return on a year-to-year, rolling 12-month basis ended as of the end of the immediately preceding calendar quarter.

Average annual total return quotations are computed according to the following formula:

                                         n
                                 P (1+T)   = ERV

   Where:

     P = beginning purchase payment of $1,000

     T = average annual total return

     n = number of years in period

     ERV = ending redeemable value of a hypothetical $1,000 purchase payment made at the beginning of the one-, five-or 10-year period at the end of the one-, five- or 10-year period (or fractional portion thereof).

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12/31/98:

                                                              Since
Variable Account Sub-Accounts                      1 Year    Inception
- -------------------------------------              ------    ---------
CONSECO SERIES TRUST
Balanced Portfolio                                      %          (2)
Common Stock Portfolio                                  %          (2)
Fixed Income Portfolio                                  %          (2)
Government Securities Portfolio                         %          (2)

==============================================================================

THE ALGER AMERICAN FUND
Alger American Growth Portfolio ......           %         %(4)
Alger American Leveraged
   AllCap Portfolio ..................           %         %(3)
Alger American MidCap Growth Portfolio           %         %(4)
Alger American Small Capitalization
   Portfolio .........................           %         %(3)
American Century Variable
   Portfolios, Inc.
VP International .....................           %         %(5)
VP Value .............................           %         %
VP Income and Growth .................           %         %(1)
Berger IPT
Berger IPT - 100 Fund ................           %         %(4)
Berger IPT - Growth and Income Fund ..           %         %(4)
Berger IPT - Small Company Growth Fund           %         %(4)
Berger/BIAM IPT - International Fund .           %         %(5)
Neuberger & Berman Advisers
   Management Trust
Limited Maturity Bond Portfolio ......           %         %(5)
Partners Portfolio ...................           %         %(5)
Strong Opportunity Fund II, Inc
Opportunity Fund II ..................           %         %(5)
Strong Variable Insurance
   Funds, Inc. .......................
Growth Fund II .......................           %         %(5)
The Dreyfus Socially Responsible
   Growth Fund, Inc ..................           %         %(3)
Dreyfus Stock Index Fund .............           %         %(3)
Federated Insurance Series
Federated High Income Bond Fund II ...           %         %(3)
Federated International Equity Fund II           %         %(3)
Federated Utility Fund II ............           %         %(3)
Janus Aspen Series
Aggressive Growth Portfolio ..........           %         %(3)
Growth Portfolio .....................           %         %(3)
Worldwide Growth Portfolio ...........           %         %(3)
Van Eck Worldwide Insurance
   Trust
Worldwide Bond Fund ..................           %         %(3)
Worldwide Emerging Markets Fund ......           %         %(4)
Worldwide Hard Assets Fund ...........           %         %(3)
Worldwide Real Estate Fund ...........           %         %(1)
Dreyfus Variable Investment Fund
   Disciplined Stock Portfolio .......           %         %(1)
   International Value Portfolio .....           %         %(1)
INVESCO Variable Investment Funds, Inc.
   INVESCO VIF - High Yield
     Portfolio .......................           %         %(1)
   INVESCO VIF - Industrial Income
     Portfolio .......................           %         %(1)
Lazard Retirement Series, Inc.
   Lazard Retirement Equity
     Portfolio .......................           %         %(1)
   Lazard Retirement Small Cap
     Portfolio .......................           %         %(1)
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio ......            %         %(1)
Mitchell Hutchins Series Trust
   Growth & Income Portfolio .......             %         %(1)
------------
(1) Since inception (May 1, 1998).
(2) Since inception (July 25, 1994).
(3) Since inception (June 1, 1995).
(4) Since inception (May 1, 1996).
(5) Since inception (May 1, 1997).


OTHER PERFORMANCE DATA

The Company may from time to time also illustrate average annual total returns in a non-standard format, as appears in the following "Gross Average Annual Total Returns" table, in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the withdrawal charge percentage will be assumed to be zero.

All non-standard performance data will only be advertised if the standard performance data for the same period, as well as for the required periods, is also illustrated.

Performance data for the Variable Account investment options may be compared in advertisements, sales literature and reports to contract owners, with the investment returns on various mutual funds, stocks, bonds, certificates of deposit, tax free bonds, or common stock and bond indices, and other groups of variable annuity separate accounts or other investment products tracked by Morningstar, Inc., a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria.

Reports and promotional literature may also contain other information, including the effect of tax-deferred compounding on an investment option's performance returns, or returns in general, which may be illustrated by graphs, charts or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Reports and promotional literature may also contain the ratings the Company has received from independent rating agencies. However, the Company does not guarantee the investment performance of the Variable Account investment options.

GROSS AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12/31/98:

                                                                Since
Variable Account Sub-Accounts                     1 Year      Inception
- -------------------------------------             ------     ----------
CONSECO SERIES TRUST
Balanced Portfolio............................         %           %(2)
Common Stock Portfolio .......................         %           %(2)
Fixed Income Portfolio........................         %           %(2)
Government Securities Portfolio ..............         %           %(2)
THE ALGER AMERICAN FUND
Alger American Growth Portfolio ..............         %           %(4)
Alger American Leveraged AllCap Portfolio ....         %           %(3)
Alger American MidCap Growth Portfolio .......         %           %(4)
Alger American Small Capitalization
   Portfolio .................................         %           %(3)
AMERICAN CENTURY VARIABLE
   PORTFOLIOS, INC.
VP International .............................         %           %(5)
VP Value .....................................         %           %(5)
VP Income and Growth .........................         %           %(1)
BERGER IPT
Berger IPT - 100 Fund ........................         %           %(4)
Berger IPT - Growth and Income Fund ..........         %           %(4)
Berger IPT - Small Company Growth Fund .......         %           %(4)
Berger/BIAM IPT - International Fund .........         %           %(5)
NEUBERGER & BERMAN ADVISERS
   MANAGEMENT TRUST
Limited Maturity Bond Portfolio ..............         %           %(5)
Partners Portfolio ...........................         %           %(5)
STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II ..........................         %           %(5)
STRONG VARIABLE INSURANCE
   FUNDS, INC.
Growth Fund II ...............................         %           %(5)
THE DREYFUS SOCIALLY RESPONSIBLE
   GROWTH FUND, INC ..........................         %           %(3)
DREYFUS STOCK INDEX FUND .....................         %           %(3)
FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II ...........         %           %(3)
Federated International Equity Fund II .......         %           %(3)
Federated Utility Fund II ....................         %           %(3)
JANUS ASPEN SERIES
Aggressive Growth Portfolio ..................         %           %(3)
Growth Portfolio .............................         %           %(3)
Worldwide Growth Portfolio ...................         %           %(3)
VAN ECK WORLDWIDE INSURANCE TRUST
WORLDWIDE BOND FUND ..........................         %           %(3)
Worldwide Emerging Markets Fund ..............         %           %(4)
Worldwide Hard Assets Fund ...................         %           %(3)
Worldwide Real Estate Fund ...................         %           %(1)
Dreyfus Variable Investment Fund
   Disciplined Stock Portfolio ...............         %           %(1)
   International Value Portfolio .............         %           %(1)
INVESCO Variable Investment Funds, Inc.
   INVESCO VIF - High Yield
     Portfolio ...............................         %           %(1)
   INVESCO VIF - Industrial Income
     Portfolio ...............................         %           %(1)
Lazard Retirement Series, Inc.
   Lazard Retirement Equity
     Portfolio ...............................         %           %(1)
   Lazard Retirement Small Cap
     Portfolio ...............................         %           %(1)
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio ...............         %           %(1)
Mitchell Hutchins Series Trust
   Growth & Income Portfolio .................         %           %(1)
------------
(1) Since inception (May 1, 1998).
(2) Since inception (July 25, 1994).
(3) Since inception (June 1, 1995).
(4) Since inception (May 1, 1996).
(5) Since inception (May 1,1997).


FEDERAL TAX STATUS

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended ("Code") governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the annuity option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For non-qualified contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Variable Account is not a separate entity from the Company, and its operations form a part of the Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

Regulations issued by the Treasury Department (the "Regulations") amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if:
(1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The  Company  intends  that  all  variable  Investment  Options  underlying  the
Contracts   will  be  managed  in  such  a  manner  as  to  comply   with  these
diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Variable Account will cause the Owner to be treated as the owner of the assets of the Variable Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Variable Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Variable Account.

Due to the uncertainty in this area, we reserve the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

If the Contract is issued pursuant to a retirement plan which receives favorable treatment under the provision of Sections 401, 403(b), 408 or 457 of the Code, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.

INCOME TAX WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in many cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain  distributions  from  retirement  plans  qualified  under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions) or d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

TAX TREATMENT OF WITHDRAWALS - NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate Purchase Payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after you reach age 59 1/2; (b) after your death; (c) if you become totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your beneficiary;
(e)under an immediate annuity; or (f) which are allocable to Purchase Payments made prior to August 14, 1982. With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The Contract provides that upon the death of the Annuitant prior to the Maturity Date, the death proceeds will be paid to the beneficiary. Such payments made upon the death of the Annuitant who is not the Owner of the Contract do not qualify for the death of Owner exception described above, and will be subject to the ten (10%) percent distribution penalty unless the beneficiary is 59 1/2 years old or one of the other exceptions to the penalty applies.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

QUALIFIED PLANS

The Contracts are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a. TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b. INDIVIDUAL RETIREMENT ANNUITIES

The Contracts offered by the prospectus are designed to be suitable for use as an Individual Retirement Annuity (IRA). Generally, individuals who purchase IRAs are not taxed on increases to the value of the contributions until distribution occurs. Following is a general description of IRAs with which the Contract may be used. The description is not exhaustive and is for general informational purposes only.

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an IRA. Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

   SIMPLE IRAs

Section 408(p) of the Code permits certain employers (generally those with less than 100 employees) to establish a retirement program for employees using Savings Incentive Match Plan Retirement Annuities ("SIMPLE IRA"). SIMPLE IRA programs can only be established with the approval of and adoption by the employer of the Contract Owner of the SIMPLE IRA. Contributions to SIMPLE IRAs will be made pursuant to a salary reduction agreement in which an Owner would authorize his/her employer to deduct a certain amount from his/her pay and contribute it directly to the SIMPLE IRA. The Owner's employer will also make contributions to the SIMPLE IRA in amounts based upon certain elections of the employer. The only contributions that can be made to a SIMPLE IRA are salary reduction contributions and employer contributions as described above, and rollover contributions from other SIMPLE IRAs. Purchasers of Contracts to be qualified as SIMPLE IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

   ROTH IRAs

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held a Roth IRA for at least five taxable years and, in addition, that the distribution is made: (i) after the individual reaches age 591/2, (ii) on the individual's death or disability, or (iii) as a qualified first-time home purchase (subject to a $10,000 lifetime maximum) for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions and conversions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, ("conversion deposits") unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year period beginning with tax year 1998. In addition, distribution of amounts attributable to conversion deposits held for less than 5 taxable years will also be subject to the penalty tax.

Purchasers of Contracts intended to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c. PENSION AND PROFIT-SHARING PLANS

Sections 401(a) and 401(k) of the Code permit employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Special considerations apply to plans covering self-employed individuals, including limitations on contributions and benefits for key employees or 5 percent owners. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Purchasers of Contracts for use with Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

d. GOVERNMENT AND TAX-EXEMPT ORGANIZATION'S DEFERRED COMPENSATION PLAN

Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation Plans. While participants in such Plans may be permitted to specify the form of investment in which their Plan accounts will participate, all such investments are owned by the sponsoring employer and are subject to the claims of its creditors until December 31, 1998, or such earlier date as may be established by Plan amendment. However, amounts deferred under a Plan created on or after August 20, 1996 and amounts deferred under any 457 Plan after December 31, 1998 must be held in trust, custodial account or annuity contract for the exclusive benefit of Plan participants and their beneficiaries. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of $7,500 ($8,000 beginning in 1998, as indexed for inflation) or 33 1/3 percent of the participant's includable compensation. However, in limited circumstances, up to $15,000 may be deferred in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

TAX TREATMENT OF WITHDRAWALS - QUALIFIED CONTRACTS

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). This penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years after the Owner first participated in the SIMPLE IRA. To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m) (7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) made to an alternate payee pursuant to a qualified domestic relations order;(g) from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (h) from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (i) distributions up to $10,000 from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual  Retirement  Annuity  without the  requirement  that there be a separation from service. With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

TAX-SHELTERED ANNUITIES - WITHDRAWAL LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of
Section 72(m)(7) of the Code); (5) in the case of hardship; or (6) made pursuant to a qualified domestic relations order. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

MANDATORY DISTRIBUTIONS - QUALIFIED PLANS

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

ANNUITY PROVISIONS

DETERMINATION OF AMOUNT OF THE FIRST MONTHLY VARIABLE ANNUITY PAYMENT. On or after the Maturity Date when annuity payments commence, we determine the value of the Individual Account as the total of the product(s) of:

(a) the value of an Accumulation Unit for each Investment Option at the end of the Valuation Period immediately before the Valuation Period in which the first annuity payment is due and

(b) the number of Accumulation Units credited to the Individual Account with respect to each Investment Option as of the date the annuity is to commence. We will deduct any applicable premium taxes from the Individual Account value.

We then calculate the amount of the first monthly variable annuity payment by multiplying the Individual Account Value less any outstanding loans and applicable charges, which is to be applied to provide variable payments, by the amount of first monthly payment in accordance with annuity tables contained in the Contract. The amount of the first monthly payment varies according to the form of annuity you select, the age of the annuitant (for certain options) and the assumed net investment rate you select. The standard assumed investment rate
(AIR) is 3%. However, you may select a 5% AIR or such other rate as the Company may offer prior to the Maturity Date.

The AIR built into the annuity tables affect both the amount of the first monthly variable annuity payment and the amount by which subsequent payments may increase or decrease. If you select a 5% rate, rather than the standard 3% rate, it would produce a higher first payment, but subsequent payments would increase more slowly in periods when Annuity Unit values are rising and decrease more rapidly in periods when Annuity Unit values are declining. With either assumed rate, if the actual net investment rate during any two or more successive months was equal to the assumed rate, the annuity payments would be level during that period.

If a greater first monthly payment would result, Conseco will compute the first monthly payment on the same mortality basis as used in determining the first payment under immediate annuity contracts being issued for a similar class of annuitants at the date the first monthly payment is due under the Contract.

VALUE OF AN ANNUITY UNIT. On the Maturity Date, a number of Annuity Units is established for the Contract Owner for each Investment Option on which variable annuity payments are to be based. For each Sub-account of the Variable Account, the number of Annuity Units established is calculated by dividing (i) the amount of the first monthly variable annuity payment on that basis by (ii) the Annuity Unit value for that basis for the current Valuation Period. That number of Annuity Units remains constant and is the basis for calculating the amount of the second and subsequent annuity payments.

The Annuity Unit value is determined for each Valuation Period, for each Investment Option, and is equal to the Annuity Unit value for the preceding Valuation Period multiplied by the product of (i) the net investment factor for the appropriate sub-account for the immediately preceding Valuation Period and
(ii) a factor to neutralize the assumed net investment rate built into the annuity tables, for it is replaced by the actual net investment rate in step
(i). The daily factor for a 3 percent assumed net investment rate is .99991902; for a 5 percent rate, the daily factor is .99986634.

AMOUNTS OF SUBSEQUENT MONTHLY VARIABLE ANNUITY PAYMENTS. The amounts of subsequent monthly variable annuity payments are determined by multiplying (i) the number of Annuity Units established for the annuitant for the applicable sub-account by (ii) the Annuity Unit value for the sub-account. If Annuity units are established for more than one sub-account, the calculation is made separately and the results combined to determine the total monthly variable annuity payment.

    1. EXAMPLE OF CALCULATION OF MONTHLY VARIABLE ANNUITY PAYMENTS. The determination of the amount of the variable annuity payments can be illustrated by the following hypothetical example. The example assumes that the monthly payments are based on the investment experience of only one Investment Option. If payments were based on the investment experience of more than one Investment Option, the same procedure would be followed to determine the portion of the monthly payment attributed to each Investment Option.

    2. FIRST MONTHLY PAYMENT. Assume that at the Maturity Date there are 40,000 Accumulation Units credited under a particular Individual Account and that the value of an Accumulation Unit for the second Valuation Period prior to the Maturity Date was $1.40000000; this produces a total value for the Individual sub-account of $56,000. Assume also that no premium tax is payable and that the annuity tables in the Contract provide, for the option elected, a first monthly variable annuity payment of $5.22 per $1,000 of value applied; the first monthly payment to the annuitant would thus be 56 multiplied by $5.22, or $292.32.

Assume that the Annuity Unit value for the Valuation Period in which the first monthly payment was due was $1.30000000. This is divided into the amount of the first monthly payment to establish the number of Annuity Units for the participant: $292.32 $1.30000000 produces 224.862 Annuity Units. The value of this number of Annuity Units will be paid in each subsequent month.

    3. SECOND MONTHLY PAYMENT. The current Annuity Unit value is first calculated. Assume a net investment factor of 1.01000000 for the second Valuation Period preceding the due date of the second monthly payment. This is multiplied by .99753980 to neutralize the assumed net investment rate of 3 percent per annum built into the number of Annuity Units determined above (if an assumed net investment rate of 5 percent had been elected, the neutralization factor would be .99594241), producing a result of 1.00751520. This is then multiplied by the Annuity Unit value for the Valuation Period preceding the due date of the second monthly payment (assume this value to be $1.30000000) to produce the current Annuity Unit value, $1.30976976.

The second monthly payment is then calculated by multiplying the constant number of Annuity Units by the current Annuity Unit value: 224.862 times $1.30976976 produces a payment of $294.52.

FINANCIAL STATEMENTS

Audited financial statements of Conseco Variable Annuity Account E and Conseco Variable Insurance Company as of December 31, 1998 are included herein.

                (To be filed by amendment)



                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


     (a) The financial statements of the Separate Account and Conseco Variable Insurance Company (the "Company") will be filed by amendment.


     (b)  Exhibits

          (1) -Resolution of the Board of Directors of Great American Reserve authorizing the establishment of Variable Account dated November 12, 1993.***

          (2)  -Not Applicable.

          (3) -Form of Principal Underwriting Agreement by and among Great American Reserve, Variable Account and GARCO Equity Sales.***

          (4)(a) -- Form of Individual Fixed/Variable Annuity Contract.***

          (4)(b) -- Form of Group Fixed/Variable Annuity Contract.***

          (5)  -Application for Contracts.***

          (6)  (i)-Articles of Incorporation of Great American Reserve.**

          (6)  (ii) -Bylaws of Great American Reserve.**

          (7)  -Not Applicable.

          (8) (i)-Form of Fund Participation Agreement by and among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Incorporated.*

          (8) (ii)-Form of Fund Participation Agreement by and among Great American Reserve Insurance Company, Berger Institutional Products Trust and BBOI Worldwide LLC.*

          (8)  (iii)-Form of Fund  Participation  by and between Great  American
               Reserve  Insurance  Company,   Insurance  Management  Series  and
               Federated Securities Corp.*

          (8) (iv)-Form of Fund Participation between Great American Reserve Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.*

          (8) (v)-Form of Fund Participation Agreement by and between Lord Abbett Series Fund, Inc., Lord, Abbett & Co. and Great American Reserve Insurance Company.*

          (8)  (vi)-Form  of  Fund  Participation   Agreement  between  American
               Century Investment Services, Inc. and Great American Reserve Insurance Company.*

          (8)  (vii)-Form  of  Fund  Participation   Agreement  between  INVESCO
               Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and the Company.**

          (9)  -- Opinion and Consent of Counsel (to be filed by amendment).

          (10) -- Consent of Independent Accountants (to be filed by amendment).

          (11) -- Not Applicable.

          (12) -- None.

          (13) -- Schedule for computation of performance quotations (to be filed by amendment).

          (27) -- Not Applicable

     *Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4, Great American Reserve Variable Annuity Account F, File Nos. 333-40309/811-08483 filed electronically on February 3, 1998.

     **Incorporated by reference to Form N-4, Great American Reserve Variable Annuity Account G, File Nos. 333-00373/811-07501, filed electronically on January 23, 1996.

     ***Incorporated by reference to Post-Effective Amendment No. 6 to Form N-4 (File Nos. 33-74092 and 811-08288) filed electronically on May 15, 1998.

ITEM 25.  DIRECTORS AND OFFICERS OF CONSECO VARIABLE

The following table sets forth certain information regarding the executive officers of the Company who are engaged directly or indirectly in activities relating to the Variable Account or the Contracts. Their principal business address is 11825 N. Pennsylvania Street, Carmel, IN 46032.

Name and Principal              Position and Offices
  Business Address*                with Depositor
-------------------  ---------------------------------------

Ngaire E. Cuneo         Director

Stephen C. Hilbert      Director and Chairman of the Board

Rollin M. Dick          Director, Executive Vice President and
                        Chief Financial Officer

Thomas J. Kilian        Director and President


John J. Sabl            Director, Executive Vice President, General
                        Counsel and Secretary

James S. Adams          Senior Vice President and Treasurer


ITEM 26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     The following information concerns those companies that may be deemed to be controlled by or under common control with Registrant (all 100% owned unless indicated otherwise):

     CONSECO, INC. (Indiana) - (publicly traded)
       Green Tree Financial Corporation
       Washington National Corporation
          Washington National Insurance Company
             United Presidential Life Insurance Company
       CIHC, Incorporated (Delaware)
              Bankers National Life Insurance Company (Texas)
                      National Fidelity Life Insurance Company (Missouri)
              Bankers Life Insurance Company of Illinois (Illinois)
                      Bankers Life & Casualty Company (Illinois)
                               Certified Life Insurance Company (California)
              Jefferson National Life Insurance Company of Texas (Texas)
                 Conseco Variable Insurance Company (Texas)
                        Conseco Annuity Assurance Company (Ilinois)
                                Vulcan Life Insurance Company (Indiana) - (98%)
                 Conseco Senior Health Insurance Company (Pennsylvania)
                        United General Life Insurance Company (Texas)
                        Conseco Life Insurance Company of New York (New York)
              Wabash Life Insurance Company (Kentucky)
                    Conseco Life Insurance Company (Indiana)
          Pioneer Financial Services, Inc.
              Pioneer Life Insurance Company
                    Health and Life Insurance Company
                    Manhattan National Life Insurance Company
                       Conseco Medical Insurance Company
            Conseco Direct Life Insurance Company
            Providential Life Insurance Company
          Capitol American Financial Corporation (Ohio)
          Conseco Health Insurance Company (Arizona)
                      Frontier National Life Insurance Company (Ohio)
         Conseco Capital Management, Inc. (Delaware)
         Conseco Equity Sales, Inc. (Texas)
         Conseco Financial Services, Inc. (Delaware)
         Conseco Marketing, LLC (Indiana)
         Conseco Services, LLC (Indiana)
         Lincoln American Life Insurance Company (Tennessee)
         Marketing Distribution Systems, Consulting Group, Inc. (Delaware)
              MDS of New Jersey, Inc. (New Jersey)
              Bankmark School of Business, Inc. (Delaware)
         Conseco Series Trust (Massachusetts)*
         Conseco Fund Group (Massachusetts) (publicly held)**

* The shares of Conseco Series Trust currently are sold to Bankers National Variable Account B, Great American Reserve Variable Annuity Account C, and Great American Reserve Variable Annuity Account E, each being segregated asset accounts established pursuant to Texas law by Bankers National Life Insurance Company and Conseco Variable Insurance Company, respectively.

** The shares of the Conseco Fund Group are sold to the public; Conseco affiliates currently hold in excess of 95% of its shares.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of January 31, 1999, there were 10,358 Qualified Contract Owners and 1,928 Non-Qualified Contract Owners.

ITEM 28.  INDEMNIFICATION

     The Board of Directors of the Company is indemnified by the Company against claims and liabilities to which such person may become subject by reason of having been a member of such Board or by reason of any action alleged to have been taken or omitted by him as such member, and the member shall be indemnified for all legal and other expenses reasonably incurred by him in connection with any such claim or liability; however, no indemnification shall be made in connection with any claim or liability unless such person (i) conducted himself in good faith, (ii) in the case of conduct in his official capacity as a member of the Board of Directors, reasonably believed that his conduct was in the best interests of Variable Account, and, in all other cases reasonably believed that his conduct was at least not opposed to the best interests of Variable Account, and (iii) in the case of any criminal proceeding, had no reasonable cause to believe that his conduct was unlawful.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to members of the Company's Board of Directors, officers and controlling persons of the Registrant pursuant to the provisions described under "Indemnification" or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a member of the Board of Directors, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such member of the Board of Directors, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     The Variable Account has no officers or employees. Employees of an affiliated company who perform administrative services for the Variable Account are covered by an officers and directors liability policy.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) Conseco Equity Sales, Inc. ("Conseco Equity Sales") is the principal underwriter for the following investment companies (other than Registrant):

Great American Reserve Variable Annuity Account C
Great American Reserve Variable Annuity Account F
Great American Reserve Variable Annuity Account G
Conseco Fund Group
Rydex Advisor Variable Annuity Account

(b)  The following table sets forth certain  information  regarding the officers
     and  directors  of  Conseco  Equity  Sales.   Their  address  is  11815  N.
     Pennsylvania Street, Carmel, IN 46032.

NAME AND PRINCIPAL                       POSITIONS AND OFFICES
 BUSINESS ADDRESS                        WITH CONSECO EQUITY SALES, INC.
- --------------------                    --------------------------------

L. Gregory Gloeckner                    President and Director

                                        Senior Vice President, Treasurer
James S. Adams                          and Director

                                        Vice President, Senior Counsel,
William P. Kovacs                       Secretary, and Director

William T. Devanney, Jr.                Senior Vice President, Corporate Taxes

Christene H. Darnell                    Vice President, Management Reporting

Donald B. Johnston                      Vice President, National Sales Director

Christine E. Monical                    Second Vice President and Assistant
                                        General Counsel

                          NET UNDERWRITING
NAME OF                   DISCOUNTS AND          COMPENSATION ON           BROKERAGE
PRINCIPAL UNDERWRITER     COMMISSIONS            REDEMPTION                COMMISSIONS       COMPENSATION*
- ---------------------     -----------            -------------             -----------       -------------

Conseco Equity                 None                       None                      None             None
Sales, Inc.

*Fees paid by the Company for serving as underwriter

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     The accounts, books, or other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Conseco Variable Insurance Company, 11825 N. Pennsylvania Street, Carmel, Indiana 46032.

ITEM 31.  MANAGEMENT SERVICES

     Not Applicable.

ITEM 32.  UNDERTAKINGS

     1. The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     2. The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

     3. The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

     4. The Securities and Exchange Commission (the "SEC") issued the American Counsel of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of
Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

          (1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

          (2)  Include   appropriate   disclosure   regarding   the   redemption
     restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

          (3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

          (4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

     The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

     5. The Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it has caused this Registration Statement to be signed on its behalf, in the city of Carmel, State of Indiana, on this 22nd day of February, 1999.


                         GREAT AMERICAN RESERVE VARIABLE ANNUITY
                         ACCOUNT E
                          (Registrant)

                         By: Conseco Variable Insurance Company


                         By:  /S/ ROLLIN M. DICK
                             ----------------------------------------
                             Rollin M. Dick, Executive Vice President

                         CONSECO VARIABLE INSURANCE COMPANY
                            (Depositor)


                       By:   /S/ ROLLIN M. DICK
                            ------------------------------------------
                            Rollin M. Dick, Executive Vice President

     As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                               TITLE                                       DATE
----------                              -----                                       ----

/S/ NGAIRE E. CUNEO               Director                                    2/22/99
--------------------------                                                  ---------------
    Ngaire E. Cuneo

/S/ THOMAS J. KILIAN                                                         2/22/99
--------------------------        Director                                 ----------------
    Thomas J. Kilian

/S/ STEPHEN C. HILBERT            Director and Chairman of the Board         2/22/99
--------------------------        (Principal Executive Officer)            ---------------
    Stephen C. Hilbert


/S/ ROLLIN M. DICK                Director, Executive Vice President         2/22/99
--------------------------        and Chief Financial Officer (Principal   ----------------
    Rollin M. Dick                Financial Officer)

/S/ JOHN N. SABL                  Director                                   2/22/99
---------------------------                                                ----------------
    John J. Sabl

/S/ JAMES S. ADAMS                Senior Vice President and Treasurer        2/22/99
---------------------------       (Chief Accounting Officer)                ----------------
   James S. Adams


                                 INDEX TO EXHIBITS

Exhibit
Number                    Exhibit
- ------                    -------
(To be filed by Amendment)